As filed with the Securities and Exchange Commission on January 5, 1999

             1933 Act File No. 33-79482; 1940 Act File No. 811-8532
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933                                    __X__

         Pre-Effective Amendment No.____                            _____

         Post-Effective Amendment No.__4__                          __X__

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                      __X__

         Amendment No.__4__


               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

        American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
        (Address of Principal Executive Offices)               (Zip Code)


         Registrant's Telephone Number, including Area Code:  816-531-5575


                             James E. Stowers III
         American Century Tower, 4500 Main Street, Kansas City, MO 64111
        -----------------------------------------------------------------
                    (Name and address of Agent for service)

         Approximate Date of Proposed Public Offering: February 28, 1999

It is proposed that this filing will become effective (check appropriate box) _____ immediately upon filing pursuant to paragraph (b) of Rule 485
_____ on (date) pursuant to paragraph (b) of Rule 485
__X__ 60 days after filing pursuant to paragraph (a) of Rule 485
_____ on (date) pursuant to paragraph (a) of Rule 485
_____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____ on (date) pursuant to paragraph (a)(2) of Rule 485


The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Form 24F-2 Notice for the fiscal year ending November 30, 1997, was filed on January 29, 1998.
================================================================================

[american century logo(reg.sm)]
American
Century

Prospectus

February 28, 1999
--------------------------------------------------------------------------------

Strategic Allocation:      Conservative
Strategic Allocation:      Moderate
Strategic Allocation:      Aggressive


Investor Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.







Dear Investor,

Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

* The funds' primary investments and risks

* A description of who may or may not want to invest in the funds

* Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the funds' benchmarks

* An overview of ways to best manage your accounts

* Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Institutional Service Representatives are available weekdays, 8 a.m. to 5:30 p.m. Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.









Table of Contents

An Overview of the Funds................................................X

Fees and Expenses.......................................................X

Information about the Funds.............................................X

Management..............................................................X

Investing with American Century.........................................X

Share Price and Distributions...........................................X

Taxes...................................................................X

Multiple Class Information..............................................X

Financial Highlights....................................................X

At Your Service.........................................................X

**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions to key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS








An Overview of the Funds

What are the funds' investment goals?

These funds are asset allocation funds. They seek different proportions of regular income and long-term capital growth by investing in different mixes of asset types, such as stocks, bonds and money market instruments.

What are the funds' primary investment strategies and principal risks?

The following table indicates each fund's neutral mix. The neutral mix represents a benchmark as to how a fund's investments generally will be allocated among the major asset classes over the long term.

                                                                          Neutral Mixes

                                             Equity                       Fixed Income                       Cash
Fund                                       Securities                          or                         Equivalents
                                            (Stocks)                    Debt Securities
                                                                            (Bonds)
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Strategic Allocation:
Conservative                                   40%                            45%                             15%
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Strategic Allocation:
Moderate                                       60%                            30%                             10%
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Strategic Allocation:
Aggressive                                     75%                            20%                             5%
--------------------------------- ------------------------------ ------------------------------- ------------------------------

In selecting stocks for the equity portion of the funds, the advisor may choose stocks of U.S. or foreign companies of any size. The advisor invests the fixed-income portion of the funds primarily in investment grade debt securities.

The funds' principal risks include:


o Market Risk        The value of the funds' shares will go up and down based on the performance of the companies  whose  securities it owns
                     and  other  factors   affecting  the   securities   markets
                     generally.

o Interest Rate Risk When  interest  rates  change,  the  value  of  the  funds'
                     fixed-income securities will be affected.

o Principal Loss     As with all  mutual  funds,  if you sell your  shares  when their value is less than the price you paid, you will lose money.

Who may want to invest in the funds?

The funds may be a good investment if you are

0 seeking funds that combine the potential for long-term capital growth with income

0 seeking the convenience of funds that invest in both equity and fixed-income securities

0 comfortable with the risks associated with the funds' investment strategy

0 investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the funds?

The funds may not be a good investment if you are

0 not seeking current income from your investment

0 investing for a short period of time

0 uncomfortable with volatility in the value of your investment

**********LEFT MARGIN CALLOUTS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

**********END LEFT MARGIN CALLOUTS




Fees and Expenses

There are no sales loads or fees or other charges

0 to buy fund shares directly from American Century

0 to reinvest dividends in additional shares

0 to exchange into the Investor Class shares of other American Century funds.

The following tables describe the fees and expenses that you will pay if you buy and hold shares of the fund.

Annual Operating Expenses (expenses that are deducted from fund assets)
                                            Management       Distribution and         Other          Total Annual Fund
                                            Fee1 & 2         Service (12b-1) Fees     Expenses3      Operating Expenses
------------------------------------------- ---------------- ------------------------ -------------- -----------------------
Strategic Allocation:  Conservative         1.00%            None                     0.00%          1.00%
Strategic Allocation:  Moderate             1.10%            None                     0.00%          1.10%
Strategic Allocation:  Aggressive           1.20%            None                     0.00%          1.20%
------------------------------------------- ---------------- ------------------------ -------------- -----------------------

1 Based on fund assets as of December 31, 1998. The funds have stepped fee schedules, and as a result, the funds' management fees generally decrease as fund assets increase. Please consult the Statement of Additional Information for more details about the funds' management fees.

2 A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

3 Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with those of other mutual funds. Assuming you . . .

o invest $10,000 in the fund

o redeem all of your shares at the end of the periods shown below

o earn a 5% return each year and

o incur the same operating expenses shown above,

 . . . your cost of investing in the fund would be:

                                        1 year   3 years    5 years   10 years
Strategic Allocation:  Conservative     $102     $318       $551      $1,219
Strategic Allocation:  Moderate         $112     $349       $604      $1,334
Strategic Allocation:  Aggressive       $122     $380       $657      $1,447


**********LEFT MARGIN CALLOUTS

* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS






Information about the Funds

Strategic Allocation:  Conservative
Strategic Allocation:   Moderate
Strategic Allocation:  Aggressive

What are the funds' investment objectives?

The funds are asset allocation funds. That is, they diversify their assets among various classes of investments such as stocks, bonds and money market instruments. Each fund holds a different mix of these asset types, which gives it a distinct risk profile and return potential.

o Strategic Allocation: Conservative seeks regular income through its emphasis on bonds and money market securities. It also has the potential for moderate long-term total return as a result of its stake in equity securities.

o   Strategic  Allocation:  Moderate  seeks  long-term  capital growth with some
    regular  income.  It  emphasizes  investments  in  equity  securities,   but
    maintains a sizeable stake in bonds and money market securities.

o Strategic Allocation: Aggressive seeks long-term capital growth with a small amount of income. It emphasizes investments in equity securities, but maintains a portion of its assets in bonds and money market securities.

You should be aware that the names of the three asset allocation funds offered in this Prospectus are intended to reflect the relative short-term price volatility risk among the funds and not as an indication of the advisor's assessment of the riskiness of the funds as compared to other mutual funds, including other mutual funds within the American Century family of funds.

How do the funds pursue their investment objectives?

The funds' strategic asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments. The funds may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The fund advisor draws on growth, value and quantitative investment techniques in managing the equity portion of the funds' portfolios and diversifies the funds' equity investments among small, medium and large companies.

The growth strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average change to increase in value. The value investment discipline seeks capital growth by investing in equity securities of well-established companies that the funds' managers believe to be temporarily undervalued. The primary quantitative management technique the managers use is portfolio optimization. The managers may construct a portion of the funds' portfolios to match the risk characteristics of the S&P 500 and then optimize each portfolio to achieve the desired balance of risk and return potential.

Although the funds will remain exposed to each of the investment disciplines and categories described above, a particular discipline or investment category may be emphasized when, in the managers' opinion, such discipline or investment category is undervalued relative to the other disciplines or categories.

The funds also invest in a variety of debt securities payable in both U.S. and foreign currencies. The funds primarily invest in investment-grade securities, that is, securities rated in the four highest categories by independent rating organizations. However, Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to 10% of its assets, in high-yield securities. High-yield securities are higher risk, non-convertible debt obligations that are rated below investment grade. The funds may also invest in unrated securities based on the funds' advisor's assessment of their credit quality. The maturities of fixed-income securities in which the funds invest are expected to range from two to 30 years.






**********LEFT MARGIN CALLOUTS

* Fixed-income securities are rated by nationally recognized securities ratings organizations (SROs), such as Moody's and Standard & Poor's. Each SRO has its own system for classifying securities, but each tries to indicate a company's ability to make timely payments of interest and principal. A detailed description of SRO's, their ratings system and what we do if a security isn't rated is included in the Statement of Additional Information.

**********END LEFT MARGIN CALLOUTS

The funds may invest the cash equivalent portion of their portfolios in high-quality money market investments (denominated in U.S. dollars or foreign currencies).

The following table shows the operating ranges in which each fund's asset mix may vary over short-term periods. These variations may be due to differences in asset class performance or prevailing market conditions.

                                                                   Operating Ranges

                                             Equity                                                          Cash
Fund                                       Securities                     Fixed Income                    Equivalents
                                            (Stocks)                           or
                                                                        Debt Securities
                                                                            (Bonds)
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Strategic Allocation:
Conservative                                 34-46%                          38-52%                         10-25%
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Strategic Allocation:
Moderate                                     50-70%                          20-40%                          5-20%
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Strategic Allocation:
Aggressive                                   60-90%                          10-30%                          0-15%
--------------------------------- ------------------------------ ------------------------------- ------------------------------








What are the primary risks of investing in the fund?


The value of the funds' shares depends on the value of the stocks, bonds and other securities they own.

The value of the individual equity securities the funds own will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The value of the funds' fixed income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.


When interest rates change, the amount of income the fund generates will be affected. Generally, when interest rates rise, the funds income and its share value will decline. The opposite is true when interest rates decline.

The lowest rated investment-grade bonds in which the funds may invest contain some speculative characteristics. Having those bonds in the funds' portfolios means the funds' value may go down more if interest rates or other economic conditions change than if the funds contained only higher rated bonds. In addition, Strategic Allocation: Moderate and Strategic Allocation: Aggressive may invest in higher risk high-yield securities, sometimes referred to as junk bonds. These securities are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

As with all funds, at any given time, the value of your shares of the funds may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

Although the fund advisor invests the funds' assets primarily in U.S. securities, the funds can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. These factors make investing in foreign securities generally riskier than investing in U.S. securities. To the extent the funds invest in foreign securities, the overall risk of the funds could be affected.

These funds are intended for investors who seek to diversify their assets among various classes of investments, such as stocks, bonds and money market instruments, and who are willing to accept the risks associated with the funds' investment strategies.






Fund Performance History

**********LEFT MARGIN CALLOUTS

* The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

**********END LEFT MARGIN CALLOUTS

Annual Total Returns

The following bar chart shows the performance of the funds' Investor Class shares for each full year in the life of the class. It indicates the volatility of the funds' historical returns from year to year.

[GRAPH DEPICTING ANNUAL TOTAL RETURNS FOR CALENDAR YEARS 1997 AND 1998 FOR STRATEGIC ALLOCATION: CONSERVATIVE, STRATEGIC ALLOCATION: MODERATE AND STRATEGIC
ALLOCATION: AGGRESSIVE; UPDATED FIGURES NOT AVAILABLE]

Highest and Lowest Quarterly Returns

The highest and lowest returns of the funds' Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided below to indicate the funds' historical short-term volatility. Shareholders should be aware, however, that these funds are intended for investors with a long-term investment horizon and are not managed for short-term results.

[GRAPH DEPICTING HIGHEST AND LOWEST RETURNS FOR CALENDAR YEARS 1997 AND 1998 FOR STRATEGIC ALLOCATION: CONSERVATIVE, STRATEGIC ALLOCATION: MODERATE AND STRATEGIC
ALLOCATION: AGGRESSIVE; UPDATED FIGURES NOT AVAILABLE]

Average Annual Returns

The following table shows the average annual returns of the funds' Investor Class shares for the periods indicated for the life of the class. The benchmarks are included for performance comparison. The benchmarks are unmanaged indexes that have no operating costs.

                                                    1 year          Life of Fund

Strategic Allocation:  Conservative                  XXX%                XXX%
Strategic Allocation:  Moderate                      XXX%                XXX%
Strategic Allocation:  Aggressive                    XXX%                XXX%
S&P 500 Index                                        XXX%                XXX%
Lehman Aggregate Bond Index                          XXX%                XXX%
Three-Month U.S. Treasury Bill                       XXX%                XXX%

The inception date for the funds Investor Class was February 15, 1996.

**********LEFT MARGIN CALLOUTS

* For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

**********END LEFT MARGIN CALLOUTS







Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than half of the Directors are independent of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during their most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class of shares of each fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees) and extraordinary expenses.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net Assets for the Most Recent Fiscal Year Ended November 30, 1998
----------------------------------------------------------------------------
Strategic Allocation:  Conservative                             X.XX%
------------------------------------------------------------ ---------------
Strategic Allocation:  Moderate                                 X.XX%
------------------------------------------------------------ ---------------
Strategic Allocation:  Aggressive                               X.XX%
------------------------------------------------------------ ---------------






The Fund Management Team

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

Jeffrey R. Tyler, Senior Vice President and Portfolio Manager, has been a member of the team that manages the Strategic Allocation funds since their inception in February 1996. He joined American Century in 1988 as a portfolio manager. He has a bachelor's in economics from the University of California and an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.

Christopher K. Boyd, Vice President and Portfolio Manager, rejoined American Century in 1998. With the exception of 1997, he has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997, he was in private practice as an investment advisor. He has a bachelor of science from the University of Kansas and an MBA from Tuck School, Dartmouth College.

Phillip N. Davidson, Vice President and Portfolio Manager, joined American Century in 1993 as a Portfolio Manager. Prior to joining American Century, he served as an investment manager for Boatmen's Trust Company in St. Louis, Missouri. He is a member of the team that manages Value and Equity Income. He has a bachelor's and MBA in finance from Illinois State University.

Glenn A. Fogle, Vice President and Portfolio Manager, joined American Century in 1990 as an Investment Analyst, a position he held until March 1993. At that time he was promoted to Portfolio Manager. He is a member of the team that manages Vista. He has a bachelor's in business and an MBA in Finance from Texas Christian University. He is a Chartered Financial Anaylst.

C. Kim Goodwin, Vice President and Portfolio Manager, joined American Century in 1997. Prior to joining American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from May 1996 to September 1997 and Vice President and Portfolio Manager at Prudential Investments from February 1993 to April 1996. Prior to that, she served as an assistant Vice President and Portfolio Manager at Mellon Bank Corporation. She is a member of the team that manages Growth. She has a bachelor's in business from Princeton University and an MBA in Finance from the University of Texas at Austin.

Norman E. Hoops, Senior Vice President and Fixed Income Portfolio Manager, joined American Century as Vice President and Portfolio Manager in November 1989. In 1993, he became Senior Vice President. He is a member of the team that manages Limited-Term Bond, Intermediate-Term Bond, Benham Bond and the fixed income portion of Balanced. He has a bachelor's in business in from Indiana Unversity and an MBA from Butler University.

Brian Howell, Portfolio Manager, joined American Century in 1988 and is primarily responsible for the fixed income portion of the funds. He was
Portfolio  Manager  of  Capital  Manager  prior  to its  merger  into  Strategic
Allocation: Conservative in September 1997. He has a bachelor's in mathematics/statistics and an MBA from the University of California-Berkeley.

Mark S. Kopinski, Vice President and Portfolio Manager, rejoined American Century in 1997. From June 1995 to March 1997, he served as Vice President and Portfolio Manager for Federated Investors, Inc. Prior to June 1995, he was a Vice President and Portfolio Manager for American Century. He is a member of the teams that manage International Growth, International Discovery and the Emerging Markets Fund. He was a member of the International Growth and International Discovery teams at their inception in 1991. He has a bachelor's in business from Monmouth College and an MA from the University of Illinois.

David Schroeder, Vice President, joined American Century in 1990. Mr. Schroeder has primary responsibility for the day-to-day operations of the Inflation-Adjusted Treasury Fund and the Long-Term Treasury Fund. He also manages Target Maturities Trust. He has a bachelor of arts from Pomona College.

John D. Seitzer, Portfolio Manager, joined American Century in 1993 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century He is a member of the team that manages Giftrust. He has a bachelor's in accounting and finance from Kansas State University and an MBA in finance from Indiana University. He is a chartered financial anaylst and a certified public accountant.

Henrik Strabo, Vice President and Portfolio Manager, joined American Century in 1993 as an Investment Analyst of the International Growth and International Discovery team and has been a Portfolio Manager member of the team since 1994. Prior to joining American Century, he was Vice President, International Equity Sales with Barclays de Zoete Wedd from 1991 to 1993. He is a member of the teams that manage International Growth and International Discovery. He has a bachelor's in business from the University of Washington.

Denise Tabacco, Portfolio Manager, joined American Century in 1988, becoming of member of its portfolio department in 1991. In 1995 she assumed her current position as Portfolio Manager. She has been a member of the team that manages the Prime Money Market Fund since January 1998. She has a bachelor's in accounting from San Diego State University and an MBA in finance from Golden Gate University.

(need more information to match the other team members)

**********LEFT MARGIN CALLOUTS

*    Code of Ethics

     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS






Fundamental Investment Policies

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.






Investing with American Century

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account
-------------------------------------------------------------------------------------------------------------------------------
------------------------------------ -------------------------------------------- -----------------------------------------------
By telephone                         Open an account                              Make additional investments
Investor Services                    If you are a current investor, you           Call us or use our Automated Information Line
1-800-345-2021                       can open an account by exchanging            if you have authorized us to withdraw from
                                     shares from another American                 your bank account.
Corporate; Not-For-Profit;           Century account. (This service is
Foundations: Endowments              not available if you have chosen to          Sell shares
1-800-345-3533                       do business in writing only.)                Call an Investor Services Representative.

Automated Information Line           Exchange shares
1-800-345-8765                       Call us or use our Automated
24 hours                             Information Line if you have
                                     authorized us to accept telephone
                                     instructions.
------------------------------------ -------------------------------------------- -----------------------------------------------
------------------------------------ -------------------------------------------- -----------------------------------------------
By mail or fax                       Open an account                              Make additional investments
PO Box 419200                        Send a signed and completed                  Send us your check or money order for at
Kansas City, MO 64141-6200           application and check or money               least $50 with an investment slip or $250
                                     order payable to American Century            without an investment slip. If you don't have
Fax                                  Investments.                                 an investment slip, include your name,
816-340-7962                                                                      address, and account number on your check or
                                     Exchange shares                              money order.
                                     Send us written instructions to
                                     exchange your shares from one                Sell shares
                                     American Century account to another.         Send us written instructions to sell shares
                                                                                  or send us a redemption form. Call an
                                                                                  Investor Services Representative to request a
                                                                                  form.
------------------------------------ -------------------------------------------- -----------------------------------------------
------------------------------------ -------------------------------------------- -----------------------------------------------
Online                               Open an account                              Make additional investments
www.americancentury.com              If you are a current investor, you           Make an additional investment into an
                                     can open an account by exchanging            established American Century account if you
                                     shares from another American                 have authorized us to invest from your bank
                                     Century account. (This service is            account.
                                     not available if you have chosen to
                                     do business in writing only.)
                                                                                  Sell shares
                                     Exchange shares Exchange shares from         Not available.
                                     another American Century account.





A Note About Mailings to Shareholders

To reduce expenses and show respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

Your Guide to Services and Policies

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
By wire                          Open an account                                  Make additional investments
                                 Call us to set up your account or mail           Follow the wire instructions provided in the
*    Please remember that        a completed application to the address           "Open an account" section
     if you request              provided in the "By mail" section and give
     redemptions by wire, $10    your bank the following information:             Sell shares
     will be deducted from the   o  Our bank information                          You can receive redemption proceeds by
     amount redeemed. Your          o  Commerce Bank N.A.                         wire or electronic transfer.  (This
     bank also may charge a         o  Routing No. 101000019                      service is not available if you have
     fee.                           o  Account No. 2804918                        chosen to do business in writing only.)
                                 o  The fund name
                                 o  Your American Century account number          Exchange shares
                                 o  Your name                                     Not available.
                                 *  For additional investments only

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   Select "Establish Automatic Investments" on
                                                                                  your application to make automatic purchases
                                 Exchange shares                                  of shares on a regular basis. You must invest
                                 Send us written instructions to set up           at least $600 per year per account.
                                 an automatic exchange of shares from
                                 one American Century account to another.         Sell shares
                                                                                  If you  have at  least  $10,000  in your
                                                                                  account,  sell shares  automatically  by
                                                                                  Check-a-Month,   or  by   an   Automatic
                                                                                  Redemption.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
In Person                        If you prefer to handle your  transactions in person,  visit one of the Investor
                                 Centers  listed  below.  A  representative  can help you open an  account,  make additional  investments  and sell or  exchange  shares.

                                 4500 Main Street                        4917 Town Center Dr.
                                 Kansas City, Missouri                   Leawood, Kansas
                                 8 a.m to 5 p.m.                         8 a.m. to 6 p.m., Monday - Friday
                                                                         8 a.m. to noon, Saturday

                                 1665 Charleston Road                    9445 East County Line Road
                                 Mountain View, California               Suite A
                                 8:30 a.m. to 5 p.m.                     Englewood, CO 80112
                                                                         8 a.m. to 6 p.m., Monday - Friday
                                                                         8 a.m. to noon, Saturday

-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------






Minimum Initial Investment Amounts

The following table shows the minimum initial investment required for various types of accounts:

-----------------------------------------------------------------------
Individual or Joint                                       $2,500
Traditional IRA                                           $1,000
Roth IRA                                                  $1,000
Education IRA                                               $500
UGMA/UTMA                                                 $1,000
403(b)                                                No minimum

If you establish an automatic investment plan of at least $50 per month, the minimum may be waived.

Redemption of shares in low-balance accounts

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum or to establish an automatic monthly investment. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

Special requirements for large redemptions

The funds have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement applies when a shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although we normally will pay redemptions in excess of this limitation in cash, American Century reserves the right under unusual circumstances to honor these redemptions in kind by making payment in whole or in part in readily marketable securities.

If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We will provide these securities to the redeeming plan participant or financial intermediary in lieu of cash without prior notice. If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

While each fund reserves the right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

Investing Through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o minimum investment requirements
o exchange policies
o fund choices
o cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. Such orders will be priced at the net asset value next determined after your request is received in good order on a fund's behalf.

**********LEFT MARGIN CALLOUTS

* Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS






Share Price and Distributions

Share Price

American Century determines the net asset value of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of the fund's investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when the fund's net asset value is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. Each fund generally pays distributions of capital gains, if any, once a year in December.

The funds pay distributions of substantially all of their income quarterly, with the exception of Strategic Allocation: Aggressive, which pays such distributions annually. Distributions from realized capital gains are generally paid twice a year, usually in March and December. The funds may make more frequent distributions if necessary to comply with Internal Revenue Code provisions. The funds' distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our Investor Services Guide for further information regarding distributions and your distribution options.

**********LEFT MARGIN CALLOUTS

The net asset value of the fund is the price of its shares.

Capital gains are increases in value of a capital asset, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

**********END LEFT MARGIN CALLOUTS





Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by a fund of dividend and interest income it has received and capital gains it has generated through its investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distribution of capital gains are classified either as short-term or long-term and are taxed as follows:

Type of distribution                              Tax rate for 15% bracket             Tax rate for 28% bracket or above
------------------------------------------ ---------------------------------------- -----------------------------------------
Short-term capital gains                            Ordinary income rate                      Ordinary income rate
Long-term capital gains                                      10%                                      20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will detail the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares held for 12 months or less. Long-term capital gains are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.

**********LEFT MARGIN CALLOUTS

*    Buying a Dividend

     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

**********END LEFT MARGIN CALLOUTS

Multiple Class Information

American Century offers two classes of the funds: Investor Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the Advisor Class of shares primarily to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or financial intermediaries. The Advisor Class has different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Advisor Class of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class and (d) each class may have different exchange privileges.






Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, each table includes:

o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to shareholders
o share price at the end of the period

Each table also includes some key statistics for the period:

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o Expense Ratio--operating expenses as a percentage of average net assets

o Net Income Ratio--net investment income as a percentage of average net assets

o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended November 30, 1997 and 1998 have been audited by Deloitte & Touche LLP, independent auditors. Their report is included in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.






Strategic Allocation:  Conservative

For a Share Outstanding Throughout the Years Ended November 30

                                                             1998             1997            1996
PER-SHARE DATA
                                                       ----------------- --------------- ---------------
Net Asset Value, Beginning of Year.........                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
   Total From Investment Operations........                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Less Distributions
   From Net Investment Income (dividends)..                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
                                                       ----------------- --------------- ---------------
Net Asset Value, End of Year...............                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Total Return(1)............................                XX.XX             XX.XX           XX.XX

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net
Assets.....................................                XX.XX             XX.XX           XX.XX
Ratio of Net Investment Income to Average
Net Assets.................................                XX.XX             XX.XX           XX.XX
Portfolio Turnover Rate....................                XX.XX             XX.XX           XX.XX
Net Assets, End of Year (in thousands).....                XX.XX             XX.XX           XX.XX

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Strategic Allocation:  Moderate

For a Share Outstanding Throughout the Years Ended November 30

                                                             1998             1997            1996
PER-SHARE DATA
                                                       ----------------- --------------- ---------------
Net Asset Value, Beginning of Year.........                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
   Total From Investment Operations........                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Less Distributions
   From Net Investment Income (dividends)..                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
                                                       ----------------- --------------- ---------------
Net Asset Value, End of Year...............                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Total Return(1)............................                XX.XX             XX.XX           XX.XX

RATIOS/SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average
Net Assets.................................                XX.XX             XX.XX           XX.XX
Portfolio Turnover Rate....................                XX.XX             XX.XX           XX.XX
Net Assets, End of Year (in thousands).....                XX.XX             XX.XX           XX.XX

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Strategic Allocation:  Aggressive

For a Share Outstanding Throughout the Years Ended November 30

                                                             1998             1997            1996
PER-SHARE DATA
                                                       ----------------- --------------- ---------------
Net Asset Value, Beginning of Year.........                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
   Total From Investment Operations........
                                                       ----------------- --------------- ---------------
Less Distributions
   From Net Investment Income (dividends)..                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
                                                       ----------------- --------------- ---------------
Net Asset Value, End of Year...............                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Total Return(1)............................                XX.XX             XX.XX           XX.XX

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net
Assets.....................................                XX.XX             XX.XX           XX.XX
Ratio of Net Investment Income to Average
Net Assets.................................                XX.XX             XX.XX           XX.XX
Portfolio Turnover Rate....................                XX.XX             XX.XX           XX.XX
Net Assets, End of Year (in thousands).....                XX.XX             XX.XX           XX.XX

(1) Total return assumes reinvestment of dividends and capital gains, if any.









This page intentionally blank






AT YOUR SERVICE

Make virtually any transaction online

The next time you're surfing the Net, stop by American Century's Web site at www.americancentury.com. Current shareholders can open new accounts by exchanging shares (provided the account registration does not change). In addition, you can view transactions and check your account balances. You can also sign up to receive annual updates to your prospectuses and financial reports via the Net instead of through the mail.

Expand your investment options with American Century Brokerage

If you're looking for a wide range of investment options--from trading individual securities to purchasing mutual funds offered by hundreds of companies--look to American Century Brokerage. With this new investment service, you can take advantage of 24-hour trading on our Web site or TeleSelect automated telephone service. Or, if you prefer, you can do business directly with a Brokerage Associate.

With service features including a Gold MasterCard(R) ATM/Debit Card, unlimited CheckWriting and cost basis reporting (all available with the American Century Brokerage Access Account sm), our brokerage service can simplify your life now while you prepare financially for the years to come. For information about opening a brokerage account, please call an American Century Brokerage Associate at 1-888-345-2071.

Send your distributions straight to the bank

If you opt to have your dividend and capital gain distributions paid to you in cash rather than reinvesting them into your account, consider an electronic transfer to your bank account. It will save you time and a trip to the bank. Call an Investor Services Representative for more information.

Check out our library

Are you looking for additional information on bond basics? Or, are you trying to decide if municipal bonds have a place in your portfolio? Perhaps you would like to test your knowledge of bonds and how they work. These are subjects covered in our Financial FYI's, a series of one-page resources that clearly and quickly explains various financial subjects. To request one of these articles, call an Investor Services Representative.


Fund Reference
                                       Fund Code    Ticker     Newspaper Listing
--------------------------------------------------------------------------------
Strategic Allocation:  Conservative    044          TWSCX      StrConv
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Allocation:  Moderate        045          TWSMX      StrMod
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Allocation:  Aggressive      046          TWSAX      StrAgg
--------------------------------------------------------------------------------





More information about the funds is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information. The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).

v        In person         SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.
v        On the internet   www.sec.gov.
v        By mail           SEC Public Reference Section
                           Washington, D.C.
                           20549-6009
                           The SEC will charge a fee for copying the documents you request.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Services
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

www.americancentury.com

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Corporate; Not-for-Profit; Foundations; Endowments; Keogh;
SEP-, SARSEP- and SIMPLE-IRA; and 403(b) Services
1-800-345-3533

Investment Company Act File No. 811-8532

[american century logo(reg.sm)]
American
Century

Prospectus

February 28, 1999


Strategic Allocation:      Conservative
Strategic Allocation:      Moderate
Strategic Allocation:      Aggressive


Advisor Class

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Distributed by Funds Distributor, Inc.







Dear Investor,

Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

Here's what you'll find:

* The funds' primary investments and risks

* A description of who may or may not want to invest in the funds

* Fund performance, including returns for each year, best and worst quarters and average annual returns compared to the funds' benchmarks

* An overview of ways to best manage your accounts

* Helpful tips and definitions of key investment terms

Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Institutional Service Representatives are available weekdays, 8 a.m. to 5:30 p.m. Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.





Table of Contents

An Overview of the Funds...............................................X

Fees and Expenses......................................................X

Information about the Funds............................................X

Management.............................................................X

Investing with American Century........................................X

Share Price and Distributions..........................................X

Taxes..................................................................X

Multiple Class Information.............................................X

Financial Highlights...................................................X

Performance Information of Other Class.................................X

**********LEFT MARGIN CALLOUTS

Throughout this book you'll find definitions to key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

*........This symbol highlights special information and helpful tips.

**********END LEFT MARGIN CALLOUTS








An Overview of the Funds

What are the funds' investment goals?

These funds are asset allocation funds. They seek different proportions of regular income and long-term capital growth by investing in different mixes of asset types, such as stocks, bonds and money market instruments.

What are the funds' primary investment strategies and principal risks?

The following table indicates each fund's neutral mix. The neutral mix represents a benchmark as to how a fund's investments generally will be allocated among the major asset classes over the long term.

                                                                       Neutral Mixes

                                             Equity                       Fixed Income                       Cash
Fund                                       Securities                          or                         Equivalents
                                            (Stocks)                    Debt Securities
                                                                            (Bonds)
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Strategic Allocation:
Conservative                                   40%                            45%                             15%
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Strategic Allocation:
Moderate                                       60%                            30%                             10%
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Strategic Allocation:
Aggressive                                     75%                            20%                             5%
--------------------------------- ------------------------------ ------------------------------- ------------------------------

In selecting stocks for the equity portion of the funds, the advisor may choose stocks of U.S. or foreign companies of any size. The advisor invests the fixed-income portion of the funds primarily in investment grade debt securities.

The funds' principal risks include:

o Market Risk           The value of the funds' shares will go up and down based
                        on the performance of the companies whose securities it owns and other factors affecting the securities markets generally.

o Interest Rate Risk    When  interest  rates  change,  the value of the  funds'
                        fixed-income securities will be affected.

o Principal Loss        As with all mutual  funds,  if you sell your shares when
                        their value is less than the price you paid, you will lose money.

Who may want to invest in the funds?

The funds may be a good investment if you are

0 seeking funds that combine the potential for long-term capital growth with income

0 seeking the convenience of funds that invest in both equity and fixed-income securities

0 comfortable with the risks associated with the funds' investment strategy

0 investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the funds?

The funds may not be a good investment if you are

0 not seeking current income from your investment

0 investing for a short period of time

0 uncomfortable with volatility in the value of your investment

**********LEFT MARGIN CALLOUTS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

**********END LEFT MARGIN CALLOUTS




Fees and Expenses

There are no sales loads or fees or other charges

0 to buy fund shares directly from American Century

0 to reinvest dividends in additional shares

0 to exchange into the Advisor Class shares of other American Century funds.

The following tables describe the fees and expenses that you will pay if you buy and hold shares of the fund.

Annual Operating Expenses (expenses that are deducted from fund assets)
                                            Management Fee   Distribution and         Other          Total Annual Fund
                                                             Service (12b-1) Fees1    Expenses2      Operating Expenses
------------------------------------------- ---------------- ------------------------ -------------- -----------------------
Strategic Allocation:  Conservative         0.75%            0.50%                    0.00%          1.25%
Strategic Allocation:  Moderate             0.85%            0.50%                    0.00%          1.35%
Strategic Allocation:  Aggressive           0.95%            0.50%                    0.00%          1.45%
------------------------------------------- ---------------- ------------------------ -------------- -----------------------

1 The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page xx.

2 Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with those of other mutual funds. Assuming you . . .

o invest $10,000 in the fund

o redeem all of your shares at the end of the periods shown below

o earn a 5% return each year and

o incur the same operating expenses shown above,

 . . . your cost of investing in the fund would be:

                                       1 year     3 years    5 years    10 years
Strategic Allocation:  Conservative    $127       $395       $683       $1,503
Strategic Allocation:  Moderate        $137       $426       $736       $1,614
Strategic Allocation:  Aggressive      $147       $456       $788       $1,724


**********LEFT MARGIN CALLOUTS

* Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

**********END LEFT MARGIN CALLOUTS






Information about the Funds

Strategic Allocation:  Conservative
Strategic Allocation:   Moderate
Strategic Allocation:  Aggressive

What are the funds' investment objectives?

The funds are asset allocation funds. That is, they diversify their assets among various classes of investments such as stocks, bonds and money market instruments. Each fund holds a different mix of these asset types, which gives it a distinct risk profile and return potential.

o Strategic Allocation: Conservative seeks regular income through its emphasis on bonds and money market securities. It also has the potential for moderate long-term total return as a result of its stake in equity securities.

o Strategic Allocation: Moderate seeks long-term capital growth with some regular income. It emphasizes investments in equity securities, but maintains a sizeable stake in bonds and money market securities.

o Strategic Allocation: Aggressive seeks long-term capital growth with a small amount of income. It emphasizes investments in equity securities, but maintains a portion of its assets in bonds and money market securities.

You should be aware that the names of the three asset allocation funds offered in this Prospectus are intended to reflect the relative short-term price volatility risk among the funds and not as an indication of the manager's assessment of the riskiness of the funds as compared to other mutual funds, including other mutual funds within the American Century family of funds.

How do the funds pursue their investment objectives?

The funds' strategic asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments. The funds may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The fund advisor draws on growth, value and quantitative investment techniques in managing the equity portion of the funds' portfolios and diversifies the funds' equity investments among small, medium and large companies.

The growth strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average change to increase in value. The value investment discipline seeks capital growth by investing in equity securities of well-established companies that the funds' managers believe to be temporarily undervalued. The primary quantitative management technique the managers use is portfolio optimization. The managers may construct a portion of the funds' portfolios to match the risk characteristics of the S&P 500 and then optimize each portfolio to achieve the desired balance of risk and return potential. Although the funds will remain exposed to each of the investment disciplines and categories described above, a particular discipline or investment category may be emphasized when, in the managers' opinion, such discipline or investment category is undervalued relative to the other disciplines or categories.

**********LEFT MARGIN CALLOUTS

* Fixed-income securities are rated by nationally recognized securities ratings organizations (SROs), such as Moody's and Standard & Poor's. Each SRO has its own system for classifying securities, but each tries to indicate a company's ability to make timely payments of interest and principal. A detailed description of SRO's, their ratings system and what we do if a security isn't rated is included in the Statement of Additional Information.

**********END LEFT MARGIN CALLOUTS


The funds also invest in a variety of debt securities payable in both U.S. and foreign currencies. The funds primarily invest in investment-grade securities, that is, securities rated in the four highest categories by independent rating organizations. However, Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to 10% of its assets, in high-yield securities. High-yield securities are higher risk, non-convertible debt obligations that are rated below investment grade. The funds may also invest in unrated securities based on the funds' advisor's assessment of their credit quality. The maturities of fixed-income securities in which the funds invest are expected to range from two to 30 years.

The funds may invest the cash equivalent portion of their portfolios in high-quality money market investments (denominated in U.S. dollars or foreign currencies).

The following table shows the operating ranges in which each fund's asset mix may vary over short-term periods. These variations may be due to differences in asset class performance or prevailing market conditions.

                                                                         Operating Ranges

                                             Equity                                                          Cash
Fund                                       Securities                     Fixed Income                    Equivalents
                                            (Stocks)                           or
                                                                        Debt Securities
                                                                            (Bonds)
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Strategic Allocation:
Conservative                                 34-46%                          38-52%                         10-25%
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Strategic Allocation:
Moderate                                     50-70%                          20-40%                          5-20%
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Strategic Allocation:
Aggressive                                   60-90%                          10-30%                          0-15%
--------------------------------- ------------------------------ ------------------------------- ------------------------------






What are the primary risks of investing in the fund?


The value of the funds' shares depends on the value of the stocks, bonds and other securities they own.

The value of the individual equity securities the funds own will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The value of the funds' fixed income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.


When interest rates change, the amount of income the fund generates will be affected. Generally, when interest rates rise, the funds income and its share value will decline. The opposite is true when interest rates decline.

The lowest rated investment-grade bonds in which the funds may invest contain some speculative characteristics. Having those bonds in the funds' portfolios means the funds' value may go down more if interest rates or other economic conditions change than if the funds contained only higher rated bonds. In addition, Strategic Allocation: Moderate and Strategic Allocation: Aggressive may invest in higher risk high-yield securities, sometimes referred to as junk bonds. These securities are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

As with all funds, at any given time, the value of your shares of the funds may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

Although the fund advisor invests the funds' assets primarily in U.S. securities, the funds can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. These factors make investing in foreign securities generally riskier than investing in U.S. securities. To the extent the funds invest in foreign securities, the overall risk of the funds could be affected.

These funds are intended for investors who seek to diversify their assets among various classes of investments, such as stocks, bonds and money market instruments, and who are willing to accept the risks associated with the funds' investment strategies.






Fund Performance History

**********LEFT MARGIN CALLOUTS

* The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

**********END LEFT MARGIN CALLOUTS


Annual Total Returns

The following bar chart shows the performance of the funds' Advisor Class shares for each full year in the life of the class. It indicates the volatility of the funds' historical returns from year to year.

[GRAPH DEPICTING ANNUAL TOTAL RETURNS FOR CALENDAR YEARS 1997 AND 1998 FOR STRATEGIC ALLOCATION: CONSERVATIVE, STRATEGIC ALLOCATION: MODERATE AND STRATEGIC
ALLOCATION: AGGRESSIVE; UPDATED FIGURES NOT AVAILABLE]

Highest and Lowest Quarterly Returns

The highest and lowest returns of the funds' Advisor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided below to indicate the funds' historical short-term volatility. Shareholders should be aware, however, that these funds are intended for investors with a long-term investment horizon and are not managed for short-term results.

[GRAPH DEPICTING HIGHEST AND LOWEST RETURNS FOR CALENDAR YEARS 1997 AND 1998 FOR STRATEGIC ALLOCATION: CONSERVATIVE, STRATEGIC ALLOCATION: MODERATE AND STRATEGIC
ALLOCATION: AGGRESSIVE; UPDATED FIGURES NOT AVAILABLE]

Average Annual Returns

The following table shows the average annual returns of the funds' Advisor Class shares for the periods indicated. The benchmarks are included for performance comparison. The benchmarks are unmanaged indexes that have no operating costs.

                                                      1 year       Life of Fund

         Strategic Allocation:  Conservative            XXX%           XXX%
         Strategic Allocation:  Moderate                XXX%           XXX%
         Strategic Allocation:  Aggressive              XXX%           XXX%
         S&P 500 Index                                  XXX%           XXX%
         Lehman Aggregate Bond Index                    XXX%           XXX%
         Three-Month U.S. Treasury Bill                 XXX%           XXX%

The inception date for the fund's Advisor Class was October 2, 1996.

Performance Information of Other Class

The original class of shares of the fund was the Investor Class of shares. The Advisor Class was not established until October 1996. For information about the historical performance of the original class of shares, see page xx.






**********LEFT MARGIN CALLOUTS

* For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

**********END LEFT MARGIN CALLOUTS

Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than half of the Directors are independent of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during their most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Advisor Class of shares of each fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees) and extraordinary expenses.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net Assets for the Most Recent Fiscal Year Ended November 30, 1998
-------------------------------------------------------------------------------
Strategic Allocation:  Conservative                                     X.XX%
-------------------------------------------------------------------- ----------
Strategic Allocation:  Moderate                                         X.XX%
-------------------------------------------------------------------- ----------
Strategic Allocation:  Aggressive                                       X.XX%
-------------------------------------------------------------------- ----------






The Fund Management Team

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

Jeffrey R. Tyler, Senior Vice President and Portfolio Manager, has been a member of the team that manages the Strategic Allocation funds since their inception in February 1996. He joined American Century in 1988 as a portfolio manager. He has a bachelor's in economics from the University of California and an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.

Christopher K. Boyd, Vice President and Portfolio Manager, rejoined American Century in 1998. With the exception of 1997, he has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997, he was in private practice as an investment advisor. He has a bachelor of science from the University of Kansas and an MBA from Tuck School, Dartmouth College.

Phillip N. Davidson, Vice President and Portfolio Manager, joined American Century in 1993 as a Portfolio Manager. Prior to joining American Century, he served as an investment manager for Boatmen's Trust Company in St. Louis, Missouri. He is a member of the team that manages Value and Equity Income. He has a bachelor's and MBA in finance from Illinois State University.

Glenn A. Fogle, Vice President and Portfolio Manager, joined American Century in 1990 as an Investment Analyst, a position he held until March 1993. At that time he was promoted to Portfolio Manager. He is a member of the team that manages Vista. He has a bachelor's in business and an MBA in Finance from Texas Christian University. He is a Chartered Financial Anaylst.

C. Kim Goodwin, Vice President and Portfolio Manager, joined American Century in 1997. Prior to joining American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from May 1996 to September 1997 and Vice President and Portfolio Manager at Prudential Investments from February 1993 to April 1996. Prior to that, she served as an assistant Vice President and Portfolio Manager at Mellon Bank Corporation. She is a member of the team that manages Growth. She has a bachelor's in business from Princeton Unversity and an MBA in Finance from the University of Texas at Austin.

Norman E. Hoops, Senior Vice President and Fixed Income Portfolio Manager, joined American Century as Vice President and Portfolio Manager in November 1989. In 1993, he became Senior Vice President. He is a member of the team that manages Limited-Term Bond, Intermediate-Term Bond, Benham Bond and the fixed income portion of Balanced. He has a bachelor's in business in from Indiana Unversity and an MBA from Butler University.

Brian Howell, Portfolio Manager, joined American Century in 1988 and is primarily responsible for the fixed income portion of the funds. He was
Portfolio  Manager  of  Capital  Manager  prior  to its  merger  into  Strategic
Allocation: Conservative in September 1997. He has a bachelor's in mathematics/statistics and an MBA from the University of California-Berkeley.

Mark S. Kopinski, Vice President and Portfolio Manager, rejoined American Century in 1997. From June 1995 to March 1997, he served as Vice President and Portfolio Manager for Federated Investors, Inc. Prior to June 1995, he was a Vice President and Portfolio Manager for American Century. He is a member of the teams that manage International Growth, International Discovery and the Emerging Markets Fund. He was a member of the International Growth and International Discovery teams at their inception in 1991. He has a bachelor's in business from Monmouth College and an MA from the University of Illinois.

David Schroeder, Vice President, joined American Century in 1990. Mr. Schroeder has primary responsibility for the day-to-day operations of the Inflation-Adjusted Treasury Fund and the Long-Term Treasury Fund. He also manages Target Maturities Trust. He has a bachelor of arts from Pomona College.

John D. Seitzer, Portfolio Manager, joined American Century in 1993 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century He is a member of the team that manages Giftrust. He has a bachelor's in accounting and finance from Kansas State University and an MBA in finance from Indiana University. He is a chartered financial anaylst and a certified public accountant.

Henrik Strabo, Vice President and Portfolio Manager, joined American Century in 1993 as an Investment Analyst of the International Growth and International Discovery team and has been a Portfolio Manager member of the team since 1994. Prior to joining American Century, he was Vice President, International Equity Sales with Barclays de Zoete Wedd from 1991 to 1993. He is a member of the teams that manage International Growth and International Discovery. He has a bachelor's in business from the University of Washington.

Denise Tabacco, Portfolio Manager, joined American Century in 1988, becoming of member of its portfolio department in 1991. In 1995 she assumed her current position as Portfolio Manager. She has been a member of the team that manages the Prime Money Market Fund since January 1998. She has a bachelor's in accounting from San Diego State University and an MBA in finance from Golden Gate University.


**********LEFT MARGIN CALLOUTS

*    Code of Ethics

     American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

**********END LEFT MARGIN CALLOUTS






Fundamental Investment Policies

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.






Investing with American Century

Eligibility for Advisor Class Shares

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other "financial intermediaries" that provide various administrative and distribution services.

Investing Through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

o minimum investment requirements
o exchange policies
o fund choices
o cut-off time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. Such orders will be priced at the net asset value next determined after your request is received in good order on a fund's behalf.

Special requirements for large redemptions

The funds have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to make certain redemptions in cash. This requirement applies when a shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although we normally will pay redemptions in excess of this limitation in cash, American Century reserves the right under unusual circumstances to honor these redemptions in kind by making payment in whole or in part in readily marketable securities.

If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We will provide these securities to the redeeming plan participant or financial intermediary in lieu of cash without prior notice. If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

While each fund reserves the right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

**********LEFT MARGIN CALLOUTS

* Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

**********END LEFT MARGIN CALLOUTS






Share Price and Distributions

Share Price

American Century determines the net asset value of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open, we do not calculate the net asset value. The net asset value of a fund share is the current value of the fund's investments, minus any liabilities, divided by the number of fund shares outstanding.

If current prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when the fund's net asset value is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.

We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the funds have authorized such intermediaries and their designees to accept purchase and redemption orders on the funds' behalf up to the applicable cut-off time. The funds will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the funds' net asset value next determined after acceptance on the funds' behalf by such intermediary.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. Each fund generally pays distributions of capital gains, if any, once a year in December.

The funds pay distributions of substantially all of their income quarterly, with the exception of Strategic Allocation: Aggressive, which pays such distributions annually. Distributions from realized capital gains are paid twice a year, usually in March and December. They may make more frequent distributions if necessary to comply with Internal Revenue Code Provisions. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult our Investor Services Guide for further information regarding distributions and your distribution options.

**********LEFT MARGIN CALLOUTS

The net asset value of the fund is the price of its shares.

Capital gains are increases in value of a capital asset, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

**********END LEFT MARGIN CALLOUTS





Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by a fund of dividend and interest income it has received and capital gains it has generated through its investment activities, and by sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distribution of capital gains are classified either as short-term or long-term and are taxed as follows:

Type of distribution                              Tax rate for 15% bracket             Tax rate for 28% bracket or above
------------------------------------------ ---------------------------------------- -----------------------------------------
Short-term capital gains                            Ordinary income rate                      Ordinary income rate
Long-term capital gains                                      10%                                      20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them as income. American Century will detail the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares held for 12 months or less. Long-term capital gains are gains on fund shares held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.

**********LEFT MARGIN CALLOUTS

*    Buying a Dividend

     Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred. If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

**********END LEFT MARGIN CALLOUTS

Multiple Class Information

American Century offers two classes of the funds: Investor Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors, through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The other class has different fees, expenses, and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, and (d) each class may have different exchange privileges.


Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay out of fund assets certain expenses associated with the distribution of their shares. The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, each fund pays an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see "Multiple Class Structure - Master Distribution and Shareholder Services Plan" in the Statement of Additional Information.





Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the period. They also shows the changes in share price for this period in comparison to change over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, each table includes:

o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to shareholders
o share price at the end of the period

Each table also includes some key statistics for the period:

o Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o Expense Ratio--operating expenses as a percentage of average net assets

o Net Income Ratio--net investment income as a percentage of average net assets

o Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended November 30, 1997 and 1998 have been audited by Deloitte & Touche LLP, independent auditors. Their report is included in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.






Strategic Allocation:  Conservative

For a Share Outstanding Throughout the Years Ended November 30

                                                             1998             1997            1996
PER-SHARE DATA
                                                       ----------------- --------------- ---------------
Net Asset Value, Beginning of Year.........                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
   Total From Investment Operations........                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Less Distributions
   From Net Investment Income (dividends)..                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
                                                       ----------------- --------------- ---------------
Net Asset Value, End of Year...............                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Total Return(1)............................                XX.XX             XX.XX           XX.XX

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net
Assets.....................................                XX.XX             XX.XX           XX.XX
Ratio of Net Investment Income to Average
Net Assets.................................                XX.XX             XX.XX           XX.XX
Portfolio Turnover Rate....................                XX.XX             XX.XX           XX.XX
Net Assets, End of Year (in thousands).....                XX.XX             XX.XX           XX.XX

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Strategic Allocation:  Moderate

For a Share Outstanding Throughout the Years Ended November 30

                                                             1998             1997            1996
PER-SHARE DATA
                                                       ----------------- --------------- ---------------
Net Asset Value, Beginning of Year.........                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
   Total From Investment Operations........                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Less Distributions
   From Net Investment Income (dividends)..                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
                                                       ----------------- --------------- ---------------
Net Asset Value, End of Year...............                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Total Return(1)............................                XX.XX             XX.XX           XX.XX

RATIOS/SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average
Net Assets.................................                XX.XX             XX.XX           XX.XX
Portfolio Turnover Rate....................                XX.XX             XX.XX           XX.XX
Net Assets, End of Year (in thousands).....                XX.XX             XX.XX           XX.XX

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Strategic Allocation:  Aggressive

For a Share Outstanding Throughout the Years Ended November 30

                                                             1998             1997            1996
PER-SHARE DATA
                                                       ----------------- --------------- ---------------
Net Asset Value, Beginning of Year.........                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
   Total From Investment Operations........
                                                       ----------------- --------------- ---------------
Less Distributions
   From Net Investment Income (dividends)..                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
                                                       ----------------- --------------- ---------------
Net Asset Value, End of Year...............                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Total Return(1)............................                XX.XX             XX.XX           XX.XX

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net
Assets.....................................                XX.XX             XX.XX           XX.XX
Ratio of Net Investment Income to Average
Net Assets.................................                XX.XX             XX.XX           XX.XX
Portfolio Turnover Rate....................                XX.XX             XX.XX           XX.XX
Net Assets, End of Year (in thousands).....                XX.XX             XX.XX           XX.XX

(1) Total return assumes reinvestment of dividends and capital gains, if any.





Performance Information of the Other Class

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class existed during the periods presented, its performance would have been lower because of the additional expense.

This table itemizes what contributed to the changes in share price during the period, and compares this to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, it includes:

o share price at the beginning of the period
o investment income and capital gains or losses
o distributions of income and capital gains paid to shareholders
o share price at the end of the period

It also includes some key statistics for the period:

o total return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

o expense ratio--operating expenses as a percentage of average net assets

o net income ratio--net investment income as a percentage of average net assets

o portfolio turnover--the percentage of the fund's buying and selling activity


The following Financial Highlights for the fiscal years ended November 30, 1997 and 1998 have been audited by Deloitte & Touche, independent auditors. Their report is included in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.


Strategic Allocation:  Conservative

For a Share Outstanding Throughout the Years Ended November 30

                                                             1998             1997            1996
PER-SHARE DATA
                                                       ----------------- --------------- ---------------
Net Asset Value, Beginning of Year.........                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
   Total From Investment Operations........                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Less Distributions
   From Net Investment Income (dividends)..                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
                                                       ----------------- --------------- ---------------
Net Asset Value, End of Year...............                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Total Return(1)............................                XX.XX             XX.XX           XX.XX

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net
Assets.....................................                XX.XX             XX.XX           XX.XX
Ratio of Net Investment Income to Average
Net Assets.................................                XX.XX             XX.XX           XX.XX
Portfolio Turnover Rate....................                XX.XX             XX.XX           XX.XX
Net Assets, End of Year (in thousands).....                XX.XX             XX.XX           XX.XX

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Strategic Allocation:  Moderate

For a Share Outstanding Throughout the Years Ended November 30

                                                             1998             1997            1996
PER-SHARE DATA
                                                       ----------------- --------------- ---------------
Net Asset Value, Beginning of Year.........                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
   Total From Investment Operations........                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Less Distributions
   From Net Investment Income (dividends)..                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
                                                       ----------------- --------------- ---------------
Net Asset Value, End of Year...............                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Total Return(1)............................                XX.XX             XX.XX           XX.XX

RATIOS/SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average
Net Assets.................................                XX.XX             XX.XX           XX.XX
Portfolio Turnover Rate....................                XX.XX             XX.XX           XX.XX
Net Assets, End of Year (in thousands).....                XX.XX             XX.XX           XX.XX

(1) Total return assumes reinvestment of dividends and capital gains, if any.






Strategic Allocation:  Aggressive

For a Share Outstanding Throughout the Years Ended November 30

                                                             1998             1997            1996
PER-SHARE DATA
                                                       ----------------- --------------- ---------------
Net Asset Value, Beginning of Year.........                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Income from Investment Operations
   Net Investment Income (dividends).......
   Net Realized and Unrealized Gain (Loss) on
   Investment Transactions.................                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
   Total From Investment Operations........
                                                       ----------------- --------------- ---------------
Less Distributions
   From Net Investment Income (dividends)..                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
                                                       ----------------- --------------- ---------------
Net Asset Value, End of Year...............                XX.XX             XX.XX           XX.XX
                                                       ----------------- --------------- ---------------
Total Return(1)............................                XX.XX             XX.XX           XX.XX

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net
Assets.....................................                XX.XX             XX.XX           XX.XX
Ratio of Net Investment Income to Average
Net Assets.................................                XX.XX             XX.XX           XX.XX
Portfolio Turnover Rate....................                XX.XX             XX.XX           XX.XX
Net Assets, End of Year (in thousands).....                XX.XX             XX.XX           XX.XX

(1) Total return assumes reinvestment of dividends and capital gains, if any.








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Fund Reference
                                        Fund Code    Ticker    Newspaper Listing
--------------------------------------------------------------------------------
Strategic Allocation:  Conservative     044          ACVAX     StrConv
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Allocation:  Moderate         045          ACCAX     StrMod
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Strategic Allocation:  Aggressive       046          ACOAX     StrAgg
--------------------------------------------------------------------------------






More information about the funds is contained in these documents:

Annual and Semiannual Reports. These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent six-month fiscal period.

Statement of Additional Information. The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).

v        In person         SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.
v        On the internet   www.sec.gov.
v        By mail           SEC Public Reference Section
                           Washington, D.C.
                           20549-6009
                           The SEC will charge a fee for copying the documents you request.

American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

Institutional Services
1-800-345-3533 or 816-531-5575

Fax
816-340-7962

www.americancentury.com

Telecommunications Device for the Deaf
1-800-345-1833 or 816-444-3038

Corporate; Not-for-Profit; Foundations; Endowments; Keogh;
SEP-, SARSEP- and SIMPLE-IRA; and 403(b) Services
1-800-345-3533

Investment Company Act File No. 811-8532.

STATEMENT OF ADDITIONAL INFORMATION

February 28, 1999

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

Strategic Allocation:  Conservative
Strategic Allocation:  Moderate
Strategic Allocation:  Aggressive

This Statement of Additional Information adds to the discussion in the funds' Prospectus, dated February 28, 1999, but is not a prospectus. If you would like a copy of the Prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century's Web site at www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.


[american century logo(reg.sm)]
American
Century



Distributed by Funds Distributor, Inc.





Table of Contents
THE FUNDS' HISTORY
FUND INVESTMENT GUIDELINES

DETAILED INFORMATION ABOUT THE FUNDS
   Investment Strategies and Risks
   Investment Policies
   Portfolio Turnover

MANAGEMENT
   The Board of Directors
   Officers
THE FUNDS' PRINCIPAL SHAREHOLDERS
SERVICE PROVIDERS
   Investment Advisor
   Distributor
   Transfer Agent and Administrator
   Other Service Providers

BROKERAGE ALLOCATION
INFORMATION ABOUT FUND SHARES
MULTIPLE CLASS STRUCTURE
BUYING AND SELLING FUND SHARES
VALUATION OF THE FUNDS' SECURITIES
MULTIPLE CLASS PERFORMANCE INFORMATION
TAXES
HOW FUND PERFORMANCE INFORMATION IS CALCULATED
FINANCIAL STATEMENTS
EXPLANATION OF FIXED INCOME SECURITIES RATINGS
     Bond Ratings
     Commercial Paper Ratings
     Note Ratings






THE FUNDS' HISTORY

American Century Strategic Asset Allocations, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on April 4, 1994. Prior to January 1, 1997, it was known as Twentieth Century Strategic Asset Allocations, Inc. Throughout this Statement of Additional Information, we refer to American Century Strategic Asset Allocations as the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration number.

                    FUND                             INVESTOR CLASS                            ADVISOR CLASS
----------------------------------------- -------------------- --------------------- -------------------- ---------------------
                                                TICKER            INCEPTION DATE           TICKER            INCEPTION DATE
----------------------------------------- -------------------- --------------------- -------------------- ---------------------
Strategic Allocation:  Conservative              TWSCX               2/15/96                ACCAX               10/2/96
Strategic Allocation:  Moderate                  TWSMX               2/15/96                ACOAX               10/2/96
Strategic Allocation:  Aggressive                TWSAX               2/15/96                ACVAX               10/2/96

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, "Investment Strategies and Risks," which begins on page XX. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectus.

Each fund is a diversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds' Prospectus, the advisor has broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described in the funds' Prospectus and below.

As described in the funds' Prospectus, each fund's assets are allocated among major asset classes according to its respective asset mix and subject to the applicable operating range. Each fund's assets are further diversified among various investment categories and disciplines within the major asset classes.

The equity portion of a fund's portfolio may be invested in any type of domestic or foreign equity or equity equivalent security, primarily common stocks, that meets certain fundamental and technical standards of selection. Equity equivalents include securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents may also include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described below under the heading "FOREIGN SECURITIES, " are an example of the type of derivative security in which the funds might invest. Derivative securities are discussed in greater detail below under the heading "DERIVATIVE SECURITIES."

The funds' managers utilize several investment disciplines in managing the equity portion of each fund's portfolio, including growth, value and quantitative management strategies. The growth discipline seeks long-term capital appreciation by investing in companies whose earnings and revenue trends meet the advisor's standards of selection, which generally means that the companies have demonstrated, or, in the managers' opinion, have the prospects for demonstrating, accelerating earnings and revenues as compared to prior period and/or industry competitors. The value investment discipline seeks capital growth by investing in equity securities of well-established companies that the managers believe to be temporarily undervalued.

The advisor believes that both value investing and growth investing provide the potential for appreciation over time. Value investing tends to provide less volatile results. This lower volatility means that the price of value stocks tends not to fall as significantly as the price of growth stocks in down markets. However, value stocks do not usually appreciate as significantly as growth stocks do in up markets. In keeping with the diversification theme of these funds, and as a result of management's belief that these styles are complementary, both disciplines will be represented to some degree in each portfolio at all times.

As noted, the value investment discipline tends to be less volatile than the growth style. As a result, Strategic Allocation: Conservative will generally have a higher proportion of its equity investments in value stocks than the other two funds. Likewise, Strategic Allocation: Aggressive will generally have a greater proportion of growth stocks than either Strategic Allocation: Moderate or Strategic Allocation: Conservative.

In addition, the equity portion of each fund's portfolio will be further diversified among small, medium and large companies. This approach provides investors with an additional level of diversification and enables investors to achieve a broader exposure to the various capitalization ranges without having to invest in multiple funds.

The funds' managers may also apply quantitative management techniques to a portion of each fund's portfolio. These techniques combine elements of both growth and value investing and are intended to reduce overall volatility relative to the market. Quantitative management combines two investment management approaches. The first is active management, which allows the managers to select investments for a fund without reference to an index or investment model. The second is indexing, in which the managers try to match a portion of a fund's portfolio composition to that of a particular index.

The primary quantitative management technique the managers use is portfolio optimization. The managers construct a portion of the funds' portfolios to match the risk characteristics of the S&P 500 and then optimize each portfolio to achieve the desired balance of risk and return potential.

Although the funds will remain exposed to each of the investment disciplines and categories described above, a particular discipline or investment category may be emphasized when, in the managers' opinion, such discipline or investment category is undervalued relative to the other disciplines or categories.

The fixed income portion of a fund's portfolio will include U.S. Treasury securities, securities issued or guaranteed by the U.S. government or a foreign government, or an agency or instrumentality of the U.S. or a foreign government, and non-convertible debt obligations issued by U.S. or foreign corporations. The funds may also invest in mortgage-related and other asset-backed securities, which are described in greater detail under the heading "MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES." As with the equity portion of a fund's portfolio, the bond portion of a fund's portfolio will be diversified among the various types of fixed income investment categories described above. The managers' strategy is to actively manage the portfolio by investing the fund's assets in sectors they believe are undervalued (relative to the other sectors) and that represent better relative long-term investment opportunities.

The value of fixed income securities fluctuates based on changes in interest rates and in the credit quality of the issuer. Debt securities that comprise part of a fund's fixed income portfolio will primarily be limited to investment grade obligations. However, Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to 10% of its assets, in "high yield" securities. Investment grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization [for example, at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S&P")], or, if not rated, are of equivalent investment quality as determined by the managers. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

High yield securities,  sometimes  referred to as "junk bonds," are higher risk,
non-convertible   debt   obligations  that  are  rated  below  investment  grade
securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed income securities in which the high yield portion of a fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the managers to determine, to the extent reasonably possible, that the planned investment is consistent with the investment objective of the fund.

Under normal market conditions, the maturities of fixed income securities in which the funds invest will range from 2 to 30 years.

The cash equivalent portion of a fund's portfolio may be invested in high-quality money market instruments (denominated in U.S. dollars or foreign currencies), including U.S. government obligations, obligations of domestic and foreign banks, short-term corporate debt instruments and repurchase agreements.

Within each asset class, each fund's holdings will be invested across industry groups and issuers that meet its investment criteria. This diversity of investment is intended to help reduce the risk created by over-concentration in a particular industry or issuer.

The funds are "strategic" rather than "tactical" allocation funds, which means that the managers do not try to time the market to identify the exact time when a major reallocation should be made. Instead, the managers utilize a longer-term approach in pursuing the funds' investment objectives, and thus select a blend of investments in the various asset classes.

The managers regularly review each fund's investments and allocations and may make changes in the securities holdings within each asset class or to a fund's asset mix (within the defined operating ranges) to favor investments that they believe will provide the most favorable outlook for achieving a fund's objective. Recommended reallocations may be implemented promptly or may be implemented gradually. In order to minimize the impact of reallocations on a fund's performance, the managers will generally attempt to reallocate assets gradually.

In determining the allocation of assets among U.S. and foreign capital markets, the managers consider the condition and growth potential of the various economies; the relative valuations of the markets; and social, political, and economic factors that may affect the markets.

In selecting securities in foreign currencies, the managers consider, among other factors, the impact of foreign exchange rates relative to the U.S. dollar value of such securities. The managers may seek to hedge all or a part of a fund's foreign currency exposure through the use of forward foreign currency contracts or options thereon.

The funds attempt to diversity across asset classes and investment categories to a greater extent than mutual funds that invest primarily in equity securities or primarily in fixed income securities. However, the funds are designed to fit three general risk profiles and may not provide an appropriately balanced investment plan for all investors.

DETAILED INFORMATION ABOUT THE FUNDS
INVESTMENT STRATEGIES AND RISKS

In addition to investing in common stocks, bonds and cash equivalent instruments, the funds' managers may also use the various investment vehicles and techniques described in this section in managing the funds' assets. This section also details the risks associated with each, because each technique contributes to a fund's overall risk profile.

FOREIGN SECURITIES

Each fund may invest in the securities (including debt securities) of foreign issuers, including foreign governments and their agencies, when these securities meet its standards of selection. The advisor defines "foreign issuer" as an issuer of securities that is domiciled outside the United States, derives at least 50% of its total revenue from production or sales outside the United States, and/or whose principal trading market is outside the United States. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

The chart below shows the portion of each fund's total assets that may be invested in the securities of foreign issuers.

----------------------------------------- --------------------------------------

                      FUND                            PERCENTAGE GENERALLY
                                                 INVESTED IN FOREIGN SECURITIES
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
Strategic Allocation:  Conservative       7-17%
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
Strategic Allocation:  Moderate           10-30%
----------------------------------------- --------------------------------------
----------------------------------------- --------------------------------------
Strategic Allocation:  Aggressive         15-35%
----------------------------------------- --------------------------------------

The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments ("depositary receipts") for foreign securities. Depositary receipts are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

Subject to its investment objective and policies, each fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies. The credit quality standards applicable to domestic debt securities purchased by each fund are also applicable to its foreign securities investments. The funds will limit their purchase of debt securities to investment-grade obligations.

Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, clearance and settlement risk, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the fund could be affected by changes in foreign currency exchange rates. The value of a fund's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation, and other political and economic conditions.

Each fund may purchase and sell foreign currency on a spot basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. (See "DERIVATIVE SECURITIES" on page XX.)

INVESTING IN EMERGING MARKET COUNTRIES

Strategic Allocation: Moderate and Strategic Allocation: Aggressive may invest a minority portion of their international holdings in securities of issuers in emerging market (developing) countries. The funds consider "emerging market countries" to include all countries that are considered by the advisor to be developing or emerging countries. Currently, the countries not included in this category for the funds are the United States, Canada, Japan, the United Kingdom, Germany, Austria, France, Hong Kong, Italy, Ireland, Singapore, Spain, Belgium, the Netherlands, Switzerland, Sweden, Finland, Norway, Denmark, Australia and New Zealand. In addition, as used in this Statement of Additional Information, "securities of issuers in emerging market countries" means (i) securities of issuers the principal securities trading market for which is an emerging market country or (ii) securities of issuers having their principal place of business or principal office in an emerging market country.

Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that are generally less diverse and mature, and political systems that can be expected to be less stable than those of developed countries. Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economies. Such countries may also have less protection of property rights than developed countries.

The economies of emerging market countries may be predominantly based on only a few industries or may be dependent on revenues from particular commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

The funds may purchase mortgage-related and other asset-backed securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).

Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the funds to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment were purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government, as in the case of securities guaranteed by the Government National Mortgage Association (GNMA), or guaranteed by agencies or instrumentalities of the U.S. government, as in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC), which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations.

Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

The funds may also invest in collateralized mortgage obligations (CMOs). CMOs are mortgage-backed securities issued by government agencies; single-purpose, stand-alone financial subsidiaries; trusts established by financial institutions; or similar institutions. The funds may buy CMOs that:

* are collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or instrumentality of the U.S. government;

* are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, and the guarantee is collateralized by U.S. government securities; and

* are securities in which the proceeds of the issue are invested in mortgage securities and payments of principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

FORWARD CURRENCY EXCHANGE CONTRACTS

The funds conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward foreign currency exchange contracts to purchase or sell foreign currencies.

The funds expect to use forward contracts under two circumstances:

(1) When a fund's managers wish to "lock in" the U.S. dollar price of a security when the fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so; or

(2) When a fund's managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

As to the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar at the subject foreign currency.

Under the second circumstance, when a fund's managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, the fund could enter into a foreign contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will place cash or high-grade liquid securities in a separate account with its custodian in an amount equal to the value of the forward contracts entered into under the second circumstance. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account equals the amount of the fund's commitments with respect to such contracts.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible since the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The funds' managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parties will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the advisor believes that it is important to have flexibility to enter into such forward contracts when it determines that a fund's best interests may be served.

Generally, a fund will not enter into a forward contract with a term of greater than one year. At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

CONVERTIBLE SECURITIES

A convertible security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed income securities, convertible securities provide a stable stream of income, with generally higher yields than common stocks. Because convertible securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, like all fixed income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or on the National Association of Securities Dealers Automated Quotation Systems. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally involved in holding the securities comprising the synthetic convertible security.

Each fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the fund's managers. A fund's investments in convertible debt securities and other high yield, non-convertible debt securities rated below investment grade will comprise less than 35% of the fund's net assets.






SHORT SALES

A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the fund's long position.

A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

PORTFOLIO LENDING

In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment since the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.






There is a range of risks associated with derivative investments, including:

* the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

* the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

* the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*    the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the advisor's policy for investments in the derivative securities annually.

INVESTMENTS IN COMPANIES WITH LIMITED OPERATING HISTORIES

The funds may invest in the securities of issuers with limited operating histories. The advisor considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The advisor will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

REPURCHASE AGREEMENTS

Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.

VARIABLE- AND FLOATING-RATE OBLIGATIONS

The funds may buy variable- and floating-rate demand obligations (VRDOs and FRDOs). These obligations carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the VRDO or FRDO that approximates par value.

OBLIGATIONS WITH TERM PUTS ATTACHED

Each fund may invest in fixed-rate bonds subject to third-party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.

The advisor expects that the funds will pay more for securities with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of a put will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the advisor under the direction of the Board of Directors.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

INVERSE FLOATERS

An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by a broker-dealer who purchases fixed-rate bonds and places them in a trust or by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i) Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater holders receive all of the interest that remains on the underlying bonds after floater interest and auction fees are paid.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to "put back" their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.





SHORT-TERM SECURITIES

Examples of the money market and other short-term securities in which the funds may invest include

* Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

* Commercial Paper;

* Certificates of Deposit and Euro Dollar Certificates of Deposit;

* Bankers' Acceptances;

* Short-term notes, bonds, debentures, or other debt instruments; and

* Repurchase agreements.

Each of the funds may invest up to 5% of its total assets in any other mutual fund, including those advised by the advisor, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, each fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company, (b) 5% of the fund's total assets with respect to any one investment company and (c) 10% of the fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

FUTURES AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts. Funds may not, however, enter into a futures transaction for speculative purposes. Generally, futures transactions will be used to

* protect against a decline in market value of the funds' securities (taking a SHORT futures position), or

* protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a LONG futures position), or

* provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some futures and options strategies, such as SELLING futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as BUYING futures, writing puts and buying calls, tend to increase market exposure. Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the "sale" of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an "index" future) at a specified price on a specified date. The "purchase" of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The funds may engage in futures and options transactions based on securities indexes that are consistent with the fund's investment objectives. Examples of indexes that may be used include the Bond Buyer Index of Municipal Bonds, for fixed income funds, or the S&P 500 Index, for equity funds. The fund also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the Index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. They do not constitute "margin transactions" for purposes of the funds' investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account is not income producing. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable , a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

*RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If a fund's managers apply a hedge at an inappropriate time or judges interest rate or equity market trends incorrectly, futures and options strategies may lower the fund's return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The advisor will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its "hedged" portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.






*OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell) call options that obligate it to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

*RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts and options.

RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the advisor. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the advisor will consider appropriate remedies to minimize the effect on such fund's liquidity.

ZERO-COUPON, STEP-COUPON AND PAY-IN-KIND SECURITIES

Zero-coupon, step-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a "regulated investment company" under the Internal Revenue Code and avoid certain excise tax, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

LOAN INTERESTS

Loan interests are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by the fund may have a maturity of any number of days or years, and may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any nationally recognized securities ratings organization and are, at present, not readily marketable and may be subject to contractual restrictions on resale.


INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.






*FUNDAMENTAL INVESTMENT POLICIES

The funds' investment restrictions are set forth below. These investment restrictions are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

------------------------- ------------------------------------------------------
SUBJECT                   POLICIES
------------------------- ------------------------------------------------------
Senior Securities         A fund may not  issue  senior  securities,  except as
                          permitted under the Investment Company Act.

Borrowing                 A fund may not borrow money, except that the fund may
                          borrow money for temporary or emergency purposes (not
                          for  leveraging  or  investment)  in  an  amount  not
                          exceeding   33-1/3%  of  the  fund's   total   assets
                          (including  the  amount  borrowed)  less  liabilities
                          (other than borrowings).

Lending A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except,
                          (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate               A fund may not  purchase or sell real  estate  unless
                          acquired as a result of  ownership of  securities  or
                          other instruments.  This policy shall not prevent the
                          fund  from   investment   in   securities   or  other
                          instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration             A  fund  may  not   concentrate   its  investments  in
                          securities of issuers in a particular  industry (other
                          than  securities  issued  or  guaranteed  by the  U.S.
                          government    or    any    of    its    agencies    or
                          instrumentalities).

Underwriting              A fund  may not act as an  underwriter  of  securities
                          issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities               A fund may not purchase or sell  physical  commodities
                          unless acquired as a result of ownership of securities or other instruments; provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Control A fund may not invest for purposes of exercising control over management.

------------------------- ------------------------------------------------------

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

*NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors.

--------------------------- ----------------------------------------------------
SUBJECT                     POLICIES
--------------------------- ----------------------------------------------------
Diversification             A  fund  may  not  purchase  additional   investment
                            securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.

Liquidity                   A fund may not purchase any security or enter into a
                            repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales                 A fund may not sell securities  short,  unless
                            it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin A fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Futures & Options          A fund may enter into futures  contracts,  options or
                           options on futures contracts. Futures transactions may be used to (1) protect against a decline in market value of the fund's securities, (2) protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested, or (3) provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion. A fund may not, however, enter into leveraged futures transactions.

Issuers with Limited       A  fund  may  invest  up to 5% of its  assets  in the
Operating  Histories       securities   of  issuers   with   limited   operating
                           histories.  An issuer is considered to have a limited
                           operating history if that issuer has a record of less
                           than three years of continuous operation.  Periods of
                           capital formation,  incubation,  consolidations,  and
                           research  and   development   may  be  considered  in
                           determining  whether a particular issuer has a record
                           of three years of continuous operation.
--------------------------- ----------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon acquisition by the corporation of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the Securities and Exchange Commission nor any other agency of the federal or state agency participates in or supervises the management of the funds or their investment practices or policies.

The Investment Company Act also provides that the funds may not invest more than 25% of their assets in the securities of issuers engaged in a single industry. In determining industry groups for purposes of this restriction, the SEC ordinarily uses the Standard Industry Classification codes developed by the United States Office of Management and Budget. In the interest of ensuring adequate diversification, the funds monitor industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The funds believe that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these restrictive industry classifications may, however, cause the funds to forego investment possibilities that may otherwise be available to them under the Investment Company Act.

PORTFOLIO TURNOVER

The portfolio turnover rates of the funds are shown in the Financial Highlights table in the Prospectus.

With respect to each fund, the managers may purchase and sell securities without regard to the length of time the security has been held. Accordingly, the fund's rate of portfolio turnover may be substantial.

The funds' managers intend to purchase a given security for a fund whenever they believe it will contribute to the stated objective of the fund. In order to achieve each fund's investment objective, the managers may sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the managers believe that the security is not fulfilling its purpose, either because, among other things, it did not live up to the managers' expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, a fund may decrease its position in such category and increase its position in one or both of the other asset categories, and when a rise in price levels is anticipated, a fund may increase its position in such category and decrease its position in the other categories. However, the funds will, under most circumstances, be essentially fully invested within the operating ranges set forth in the Prospectus.

Since investment decisions are based on the anticipated contribution of the security in question to a fund's objectives, the advisor believes that the rate of portfolio turnover is irrelevant when it believes a change is in order to achieve those objectives. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover may also affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

Since the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as a representation of the rates that will be attained in the future.

MANAGEMENT

*THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired the advisor to do so. More than half of the directors are "independent" of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the table below whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with either the advisor, American Century Investment Management, Inc. (ACIM); the funds' agent for transfer and administrative services, American Century Services Corporation
(ACSC); the parent corporation of ACIM and ACSC, American Century Companies, Inc. (ACC); ACC's subsidiaries; the funds' distribution agent and co-administrator, Funds Distributor, Inc. (FDI); the funds or other funds advised by the advisor. Each director listed below serves as a director of six registered investment companies in the American Century family of funds, which are also advised by the advisor. The address at which each director listed below is American Century Tower I, 4500 Main Street, Kansas City, Missouri 64111.

-------------------------------------- ------------------------- -----------------------------------------------------------
NAME (AGE)                             POSITION(S) HELD WITH     PRINCIPAL OCCUPATION(S)
ADDRESS                                FUND                      DURING PAST 5 YEARS
-------------------------------------- ------------------------- -----------------------------------------------------------
James E. Stowers, Jr.* (75)            Director, Chairman of     Chairman, Director and controlling shareholder, ACC,
                                       the Board                 Chairman and Director, ACIM and ACIS

James E. Stowers III* (40)             Director                  Director and Chief Executive Officer, ACC, ACIM and ACIS

Thomas A. Brown (59)                   Director                  Director of Plains States Development, Applied Industrial
                                                                 Technologies, Inc., a corporation engaged in the sale of
                                                                 bearings and power transmission products

Robert W. Doering, M.D. (66)           Director                  Retired, formerly a general surgeon

Andrea C. Hall, Ph.D. (55)             Director                  Senior Vice President and Associate Director, Midwest
                                                                 Research Institute

D.D. (Del) Hock (64)                   Director                  Retired, formerly Chairman, Public Service Company of
                                                                 Colorado; Director, Service Tech, Inc., Hathaway
                                                                 Corporation, and J.D. Edwards & Company

Donald H. Pratt (60)                   Director, Vice Chairman   President and Director, Butler Manufacturing Company
                                       of the Board

Lloyd T. Silver, Jr. (72)              Director                  President, LSC, Inc., manufacturer's representative

M. Jeannine Strandjord (53)            Director                  Senior Vice President, Finance, Sprint Corporation;
                                                                 Director, DST Systems, Inc.
-------------------------------------- ------------------------- -----------------------------------------------------------

*COMMITTEES

The Board has four standing committees to oversee specific functions of the funds' operations. Other than the Nominating Committee, only independent directors serve on these committees. Information about these committees appears in the table below. The Director first named acts as chairman of the committee.


------------------- ----------------------------- ---------------------------------------------------------------------
COMMITTEE           MEMBERS                       FUNCTION OF COMMITTEE
------------------- ----------------------------- ---------------------------------------------------------------------
Executive           James E. Stowers III          The Executive Committee performs the functions of the Board of
                    Donald H. Pratt               Directors between Board meetings, subject to the limitations on its power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole Board.
------------------- ----------------------------- ---------------------------------------------------------------------
Compliance          Donald H. Pratt               The Compliance Committee reviews the results of the funds'
                    Lloyd T. Silver, Jr.          compliance testing program, reviews quarterly reports from the
                    Andrea C. Hall, Ph.D.         advisor to the Board regarding various compliance matters and monitors the implementation of the funds' Code of Ethics, including any violations thereof.
------------------- ----------------------------- ---------------------------------------------------------------------
Audit               M. Jeannine Strandjord        The Audit Committee recommends the engagement of the funds'
                    Robert W. Doering, M.D.       independent auditor and oversees its activities. The Committee
                    D.D. (Del) Hock               receives reports from the advisor's Internal Audit Department, which is accountable solely to
                                                  the  Committee.  The Committee
                                                  also receives  reporting about
                                                  compliance  matters  affecting
                                                  the funds.
------------------- ----------------------------- ---------------------------------------------------------------------
Nominating          Donald H. Pratt               The Nominating Committee primarily considers and recommends
                    D.D. (Del) Hock               individuals for nomination as directors. The names of potential
                    James E. Stowers III          director candidates are drawn from a number of sources, including recommendations from members of the Board, management and
                                                  shareholders. This committee also reviews and makes
                                                  recommendations to the Board with respect to the
                                                  composition of Board committees and other
                                                  Board-related matters, including its organization,
                                                  size, composition, responsibilities, functions and compensation.
------------------- ----------------------------- ---------------------------------------------------------------------

*COMPENSATION OF DIRECTORS

The directors also serve as directors for five American Century investment companies other than American Century Strategic Asset Allocations, Inc. Each director who is not an "interested person" as defined in the Investment Company Act receives compensation for service as a member of the Board of all six such companies based on a schedule that takes into account the number of meetings held and the assets of the funds for which the meetings are held. These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The table presented shows the aggregate compensation paid by the corporation for the periods indicated and by the American Century family of funds as a whole to each director who is not an "interested person" as defined in the Investment Company Act.

Aggregate Director Compensation for Fiscal Year Ended October 31, 1998
---------------------------- -------------------------- ------------------------
                                                        TOTAL COMPENSATION FROM
                                                                  THE
                              TOTAL COMPENSATION FROM   AMERICAN CENTURY FAMILY
                                        THE                    OF FUNDS3
                                   CORPORATION2
NAME OF DIRECTOR1
---------------------------- -------------------------- ------------------------
James E. Stowers, Jr.            [INFORMATION NOT            YET AVAILABLE]
James E. Stowers III
Thomas A. Brown
Robert W. Doering, M.D.
Andrea C. Hall, Ph.D.
D.D. (Del) Hock
Donald H. Pratt
Lloyd T. Silver, Jr.
M. Jeannine Strandjord
---------------------------- -------------------------- ------------------------

1    Interested directors receive no compensation for their services as such.

2 Includes compensation paid to the directors during the fiscal year ended November 30, 1998, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors and Trustees. The total amount of deferred compensation included in the preceding table is as follows:
     [INFORMATION NOT YET AVAILABLE].

3 Includes compensation paid by the 13 investment company members of the American Century family of funds.

The funds have adopted the American Century Deferred Compensation Plan for Non-Interested Directors and Trustees. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

Under the plan, all deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

[No deferred fees were paid to any director under the plan during the fiscal year ended November 30, 1998]

*OFFICERS

Background for the officers of the funds is provided below. All persons named as officers of the funds also serve in similar capacities for the 12 other investment companies advised by American Century. Not all officers of the funds are listed; only those officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the table below are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the funds, the holding company of the funds' investment advisor and transfer agent (ACC), ACC's subsidiaries (including ACIM and ACSC), or the funds' distributor (FDI), as specified in the following table.

-------------------------------------- ---------------- ----------------------------------------------------------------
                                       POSITION(S)
NAME (AGE)                             HELD WITH FUND   PRINCIPAL OCCUPATION(S)
ADDRESS                                                 DURING PAST 5 YEARS
-------------------------------------- ---------------- ----------------------------------------------------------------
James E. Stowers, Jr. (75)             Director,        Chairman, Director and controlling shareholder, ACC, Chairman
                                       Chairman of      and Director, ACIM and ACIS
                                       the Board

James E. Stowers III (40)              Director         Director and Chief Executive Officer, ACC, ACIM and ACIS

Thomas A. Brown (59)                   Director         Director of Plains States Development, Applied Industrial
                                                        Technologies, Inc., a corporation engage in the sale of
                                                        bearings and power transmission products

Robert W. Doering, M.D. (66)           Director         Retire, formerly a general surgeon

Andrea C. Hall, Ph. D. (54)            Director         Senior Vice President and Associate Director, Midwest Research
                                                        Institute

D.D. (Del) Hock (64)                   Director         Retire, formerly Chairman, Public Service Company of Colorado;
                                                        Director, Service Tech, Inc., Hathaway Corporation, and J.D.
                                                        Edwards & Company

Donald H. Pratt (60)                   Director         President and Director, Butler Manufacturing Company

Lloyd T. Silver, Jr. (72)              Director         President, LSC, Inc., manufacturer's representative

M. Jeannine Strandjord (53)            Director         Senior Vice President, Finance, Sprint Corporation; Director,
                                                        DST Systems, Inc.






*THE FUNDS' PRINCIPAL SHAREHOLDERS

The following table lists the record owners of more than 5% of a fund's outstanding shares as of _______________, 1998:

                                                                      OF SHARES
FUND                                            SHAREHOLDER          OUTSTANDING

Strategic Allocation:  Conservative             [INFORMATION NOT YET AVAILABLE]
Strategic Allocation:  Moderate                 [INFORMATION NOT YET AVAILABLE]
Srategic Allocation:  Aggressive                [INFORMATION NOT YET AVAILABLE]

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. As of________________, 1998, the officers and directors of the funds, as a group, own less than 1% of any fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds and is described below.

The advisor and the transfer agent are both wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its common stock.

*INVESTMENT ADVISOR

Each fund has an investment management agreement with the advisor, American Century Investment Management, Inc. A description of the responsibilities of the advisor appears in the Prospectus under the heading "Management." For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the fund.

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the funds' Board of Directors, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) by the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

The management agreement provides that the advisor shall not be liable to the funds or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or fund. In addition, purchases or sales of the same security may be made for two or more clients or fund on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The funds' Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Investment management fees paid by each fund for the fiscal periods ended November 30, 1998, 1997 and 1996, are indicated in the following table.

UNIFIED MANAGEMENT FEES
---------------------------------------- ----------------------------- ------------------------ -----------------------
FUND                                                 1998                       1997                     1996
---------------------------------------- ----------------------------- ------------------------ -----------------------
Strategic Allocation:  Conservative      DATA NOT YET AVAILABLE        DATA NOT YET AVAILABLE   DATA NOT YET AVAILABLE
Strategic Allocation:  Moderate
Strategic Allocation:  Aggressive

In addition to managing the funds, the advisor also acts as an investment advisor to 12 institutional accounts and to the following registered investment companies:

American Century Mutual Funds, Inc.
American Century World Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Variable Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Municipal Trust
American Century Government Income Trust
American Century Investment Trust
American Century Target Maturities Trust
American Century Quantitative Equity Funds
American Century International Bond Funds
American Century California Tax-Free and Municipal Funds

*TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and of the advisor. The advisor pays American Century Services Corporation for such services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

Pursuant to a Sub-Administration Agreement with the advisor, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for
(i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the advisor out of its unified fee.

*DISTRIBUTOR

The funds' shares are distributed by Funds Distributors, Inc., a registered broker-dealer. The distributor is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The distributor's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best efforts underwriting of the funds' shares. This means that the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

*CUSTODIAN BANKS

Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

*INDEPENDENT AUDITORS

Deloitte & Touche LLP is the independent auditor of the funds. The address of Deloitte & Touche LLP is 1010 Grand Avenue, Kansas City, Missouri 64106. As the independent auditor of the funds, Deloitte & Touche provides services including
(1) audit of the annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

*THE EQUITY PORTION OF THE FUNDS

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor proposes to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

In the years ended November 30, 1998, 1997 and 1996, the brokerage commissions of each fund were as follows:

------------------------------------ ---------------- ------------ ------------
                   FUND                    1998           1997         1996
------------------------------------ ---------------- ------------ ------------
Strategic Allocation:  Conservative
Strategic Allocation:  Moderate
Strategic Allocation:  Aggressive

The brokerage commissions paid by the funds may exceed those which another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place its over-the-counter transactions with principal market makers, but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

THE FIXED-INCOME PORTION OF THE FUNDS

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection of broker or dealer is a function of the selection of market and the negotiation of price, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities to and from dealers who provide services or research, statistical and other information to the funds and to the advisor. Such information or services will be in addition to and not in lieu of the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

INFORMATION ABOUT FUND SHARES

Each of the 3 funds named on the front of this Statement of Additional Information is a series of shares issued by American Century Strategic Asset Allocations, Inc. In addition, each series (or fund) may be divided into separate classes. See the discussions under the heading "MULTIPLE CLASS STRUCTURE" that follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (i.e., all funds') outstanding shares may be able to elect a Board of Directors. The corporation instituted dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of your investment. The election of directors is determined by the votes received from all of the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investment and other assets held for each series or class. Your rights as a shareholder are the same for all series or class of securities unless otherwise stated. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund. Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

MULTIPLE CLASS STRUCTURE

The funds' Board of Directors has adopted a multiple class plan (the "Multiclass Plan") pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to four classes of shares: an Investor Class, an Institutional Class, a Service Class and an Advisor Class. Not all funds offer all four classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional, Service and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described beginning on page
XX). The plan has been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

*RULE 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the funds' Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan. The Plan is described below.

In adopting the Plan, the Board of Directors (including a majority of directors who are not "interested persons" of the funds [as defined in the Investment Company Act], hereafter referred to as the "independent directors") determined that there was a reasonable likelihood that the Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plan may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers.

*MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

As described in the Prospectus, the funds' Advisor Class of shares are also made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The Distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' advisor has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the funds' Board of Directors has adopted a Master Distribution and Shareholder Services Plan. Pursuant to such Plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily assets of the funds' Advisor Class shares, 0.25% of which is paid for Shareholder Services (as described above) and 0.25% of which is paid for distribution services.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services  may  include  but  are  not  limited  to,  (a) the  payment  of  sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements; (b) compensation to registered representatives or other employees of Distributor who engage in or support distribution of the funds' Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of, Distributor; (d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i) assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD and (n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the American Century Investor Services Guide. The guide is available to investors without charge and may be obtained by calling us.

VALUATION OF THE FUNDS' SECURITIES

Each fund's share price, also referred to as its net asset value (NAV), is calculated as of the close of business of the New York Stock Exchange (the
Exchange), usually at 3 p.m. Central time each day the Exchange is open for business. The Exchange has designated the following holiday closings for 1999:
New Year's Day (observed), Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (observed). Although the funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

The advisor typically completes its trading on behalf of each fund in various markets before the Exchange closes for the day. Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then exchanged to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

TAXES

*FEDERAL INCOME TAXES

Each fund intends to qualify annually as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

If more than 50% of the value of a fund's total assets at the end of each quarter of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for the shareholder to utilize the foreign tax credit, the mutual fund shares must have been held for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit which is ineligible as a result of the fund not meeting the holding period requirement will be separately disclosed and may be eligible as an itemized deduction.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either we or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

*STATE AND LOCAL TAXES

Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year-to-year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

The following tables set forth the average annual total return for the various classes of the funds for the one-year period and the period since inception ended November 30, 1998, the last day of the funds' fiscal year.

AVERAGE ANNUAL TOTAL RETURNS - INVESTOR CLASS
------------------------------------------------------ -------------------- ------------------------

FUND                                                         1 YEAR             FROM INCEPTION
------------------------------------------------------ -------------------- ------------------------
Strategic Allocation:  Conservative1
Strategic Allocation:  Moderate1
Strategic Allocations:  Aggressive1
------------------------------------------------------ -------------------- ------------------------
(1) Commenced operations on February 15, 1996.

AVERAGE ANNUAL TOTAL RETURNS - ADVISOR CLASS
------------------------------------------------------ -------------------- ------------------------

FUND                                                         1 YEAR             FROM INCEPTION
------------------------------------------------------ -------------------- ------------------------
Strategic Allocations:  Conservative1
Strategic Allocations:  Moderate1
Strategic Allocations:  Aggressive1
------------------------------------------------------ -------------------- ------------------------
(1) Commenced operations on October 2, 1996.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

[Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

The following table sets forth yield quotations for the various classes of the funds for the 30-day period ended November 30, 1998, the last day of the fiscal year pursuant to computation methods prescribed by the SEC.]


------------------------------------ --------------------- --------------------
                  FUND                  INVESTOR CLASS        ADVISOR CLASS
------------------------------------ --------------------- --------------------
------------------------------------ --------------------- --------------------
Strategic Allocation:  Conservative
------------------------------------ --------------------- --------------------
------------------------------------ --------------------- --------------------
Strategic Allocation:  Moderate
------------------------------------ --------------------- --------------------
------------------------------------ --------------------- --------------------
Strategic Allocation:  Aggressive
------------------------------------ --------------------- --------------------

*ADDITIONAL PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

*PERMISSIBLE ADVERTISING INFORMATION

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the funds. The funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

*MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements of the funds, including the Statements of Assets and Liabilities and the Statements of Operations for the fiscal year ended November 30, 1998, and the Statements of Changes in Net Assets for the fiscal years ended November 30, 1997 and 1998, are included in the Annual Reports to shareholders for the fiscal year ended November 30, 1998. The report on the financial highlights for the fiscal years 1994, 1995, 1996 and 1997 are included in the Annual Reports to shareholders for the fiscal year ended November 30, 1997, Each such Annual Report is incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and phone number shown on the back cover of this Statement of Additional Information.

EXPLANATION OF FIXED INCOME SECURITIES RATINGS

As described in the Prospectus, the funds may invest in fixed income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a summary of the rating categories referenced in the Prospectus disclosure.


Bond Ratings
------------- ------------- ----------------------------------------------------
    S&P         MOODY'S     DESCRIPTION
------------- ------------- ----------------------------------------------------
    AAA           Aaa       These are the  highest  ratings  assigned by S&P
                            and Moody's to a debt  obligation  and  indicates an
                            extremely  strong capacity to pay interest and repay
                            principal.
     AA            Aa       Debt rated in this category is considered to have
                            a very  strong  capacity to pay  interest  and repay
                            principal and differs from AAA/Aaa  issues only in a
                            small degree.
     A              A       Debt rated A has a strong capacity to pay interest
                            and repay  principal  although it is  somewhat  more
                            susceptible  to the  adverse  effects  of changes in
                            circumstances  and economic  conditions than debt in
                            higher-rated categories.
    BBB           Baa       Debt  rated  BBB/Baa  is  regarded  as having an
                            adequate   capacity  to  pay   interest   and  repay
                            principal.  Whereas it  normally  exhibits  adequate
                            protection  parameters,  adverse economic conditions
                            or changing circumstances are more likely to lead to
                            a  weakened  capacity  to  pay  interest  and  repay
                            principal   for  debt  in  this   category  than  in
                            higher-rated categories.
     BB            Ba       Debt rated BB/Ba has less near-term vulnerability to
                            default than other speculative issues.
                            However, it faces major ongoing uncertainties or
                            exposure to adverse business, financial or
                            economic conditions that could lead to inadequate
                            capacity to meet timely interest and
                            principal payments. The BB rating category also is
                            used for debt subordinated to senior debt that is
                            assigned an actual or implied BBB-rating.
     B             B        Debt rated B has a greater vulnerability to default
                            but currently has the capacity to meet interest
                            payments and principal repayments. Adverse
                            business, financial or economic conditions will
                            likely impair capacity or willingness to pay
                            interest and repay principal.
                            The B rating category is also used for debt
                            subordinated to senior debt that is assigned an
                            actual or implied BB/Ba or BB-/Ba3 rating.
    CCC           Caa       Debt rated CCC/Caa has a currently identifiable
                            vulnerability to default and is dependent
                            upon favorable business, financial and economic
                            conditions to meet timely payment of
                            interest and repayment of principal. In the event of
                            adverse business, financial or economic conditions,
                            it is not likely to have the capacity to pay
                            interest and repay principal. The CCC/Caa rating
                            category is also used for debt subordinated to
                            senior debt that is assigned an actual or implied B
                            or B-/B3 rating.
     CC            Ca       The rating CC/Ca typically is applied to debt
                            subordinated to senior debt that is assigned
                            an actual or implied CCC/Caa rating.
     C              C       The  rating  C  typically   is  applied  to  debt
                            subordinated  to senior  debt,  which is assigned an
                            actual  or  implied  CCC-/Caa3  debt  rating.  The C
                            rating  may be used to  cover  a  situation  where a
                            bankruptcy petition has been filed, but debt service
                            payments are continued.
     CI            -        The rating CI is reserved for income bonds on which
                            no interest is being paid.
     D             D        Debt rated D is in payment default. The D rating
                            category is used when interest payments or
                            principal payments are not made on the date due even
                            if the applicable grace period has not
                            expired, unless S&P believes that such payments will
                            be made during such grace period. The
                            D rating  also  will be used  upon the  filing  of a
                            bankruptcy  petition if debt  service  payments  are
                            jeopardized.
------------- ------------- ----------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

Commercial Paper Ratings
------------- --------------- -------------------------------------------------------------------------------------------
S&P           MOODY'S         DESCRIPTION
------------- --------------- -------------------------------------------------------------------------------------------
A-1           Prime-1         This indicates that the degree of safety regarding timely payment is strong. Standard &
              (P-1)           Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.
A-2           Prime-2         Capacity for timely payment on commercial paper is satisfactory, but the relative degree
              (P-2)           of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios,  while  sound,  will  be more  subject  to
                              variation.  Capitalization characteristics,  while
                              still  appropriated,   may  be  more  affected  by
                              external conditions.  Ample alternate liquidity is
                              maintained.
A-3           Prime-3         Satisfactory capacity for timely repayment. Issues that carry this rating are somewhat
              (P-3)           more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
------------- --------------- -------------------------------------------------------------------------------------------

Note Ratings
------------- --------------- -------------------------------------------------------------------------------------------
S&P           MOODY'S         DESCRIPTION
------------- --------------- -------------------------------------------------------------------------------------------
SP-1          MIG-1; VMIG-1   Notes are of the  highest  quality enjoying strong  protection from  established cash
                              flows  of  funds  for  their   servicing  or  from established and  broad-based  access
                              to the market for refinancing, or both.
SP-2          MIG-2; VMIG-2   Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.
SP-3          MIG-3; VMIG-3   Notes are of favorable quality, with all security  elements  accounted for, but lacking the undeniable  strength of the preceding  grades.  Market access for refinancing, in particular, is likely to be less well established.
SP-4          MIG-4; VMIG-4   Notes  are  of  adequate  quality, carrying  specific risk but having  protection and not distinctly or predominantly speculative.
------------- --------------- -------------------------------------------------------------------------------------------






More information about the funds is contained in the funds' annual and semiannual reports. These contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent six-month fiscal period. The annual and semiannual reports are incorporated by reference into this Statement of Additional Information. This means that they are legally part of this Statement of Additional Information.

* You can get the annual and semiannual reports for free and ask any questions about the funds by contacting us at one of the addresses or phone numbers listed below.

American Century Investments
P.O. Box 419200
Kansas City, Missouri  64141-6200

www.americancentury.com

Investor Services
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Corporate, Not-for-Profit, Keogh, SEP-, SARSEP-, SIMPLE -IRA and 403(b) Services 1-800-345-3533

Telecommunications Device for Deaf
1-800-634-4113 or 816-444-3485

Fax
816-340-7962

*  If  you  own  or  are  considering   purchasing  fund  shares  through

     *    an employer-sponsored retirement plan
     *    a bank
     *    a broker-dealer
     *    an insurance company
     * another financial intermediary you can get the annual and semiannual reports directly from them.

* You can also get information about the funds from the SEC.

     * In person. Go to the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information about location and hours of operation.
     *    On the internet. Go to www.sec.gov.
     * By mail. Write to Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009. The SEC will charge a fee for copying the documents you request.

Investment Company Act File No. 811-8532

PART C.   OTHER INFORMATION.

ITEM 23. Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

               (a)  (1)  Articles  of   Incorporation   of   Twentieth   Century
                         Strategic Asset Allocations, Inc. (filed electronically as an exhibit to Pre-Effective Amendment No. 3 on Form
                         N-1A on December 1, 1995).

                    (2) Articles of Amendment of Twentieth Century Strategic Asset Allocations, Inc., dated November 28, 1995 (filed electronically as an exhibit to Pre-Effective Amendment No. 3 on Form N-1A on December 1, 1995).

                    (3) Articles Supplementary of Twentieth Century Strategic Asset Allocations, Inc., dated December 28, 1995 (filed electronically as an exhibit to Pre-Effective Amendment No. 4 on Form N-1A on February 5, 1996).

                    (4) Articles of Amendment of Twentieth Century Strategic Asset Allocations, Inc., dated January 30, 1996 (filed electronically as an exhibit to Pre-Effective Amendment No. 4 on Form N-1A on February 5, 1996).

                    (5) Articles Supplementary of Twentieth Century Strategic Asset Allocations, Inc., dated January 30, 1996 (filed electronically as an exhibit to Pre-Effective Amendment No. 4 on Form N-1A on February 5, 1996).

                    (6) Articles Supplementary of American Century Strategic Asset Allocations, Inc., dated September 9, 1996 is included herein.

                    (7) Articles of Amendment of Twentieth Century Strategic Asset Allocations, Inc., dated December 2, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 2 on Form N-1A on March 26, 1997).

                    (8) Articles Supplementary of American Century Strategic Asset Allocations, Inc., dated December 2, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 2 on Form N-1A on March 26, 1997).

               (b)  (1)  By-Laws   of   Twentieth    Century   Strategic   Asset
                         Allocations, Inc. (filed electronically as an exhibit to Pre-Effective Amendment No. 3 on Form N-1A on
                         December 1, 1995).

                    (2) Amendment to By-Laws of American Century Strategic Asset Allocations, Inc. (filed electronically as an exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., Commission No. 33-64872).

               (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh, Article Eighth, Article Ninth of Registrants Articles of Incorporation, appearing as Exhibit (a)(1) to Pre-Effective Amendment No. 3 on Form N-1A of the Registrant; and Sections 3, 4, 5, 7, 8, 9, 10, 11, 22, 25, 30, 31, 33, 39, 45 of
                    Registrants By-Laws appearing as Exhibit (b)(1) to Pre-Effective Amendment No. 3 on Form N-1A and Sections 25, 30 & 31 of Registrants By-Laws appearing as Exhibit (b)(2) to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., Commission No. 33-64872.

               (d) Management Agreement, between American Century Strategic Asset Allocations, Inc. and American Century Investment Management, dated August 1, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 3 on Form N-1A on April 1, 1998, Commission File No. 33-79482).

               (e)  (1)  Distribution   Agreement   between   American   Century
                         Strategic   Asset    Allocations,    Inc.   and   Funds
                         Distributor,   Inc.   dated  January  15,  1998  (filed
                         electronically   as  an   exhibit   to   Post-Effective
                         Amendment  No.  28 on  form  N-1A of  American  Century
                         Target Maturities Trust, Commission File No. 2-94608).

                    (2) Amendment No. 1 to the Distribution Agreement between American Century Strategic Asset Allocations, Inc. and Funds Distributor, Inc. dated June 1, 1998 (filed electronically as an exhibit to Post-Effective Amendment No. 11 on Form N-1A of American Century Capital Portfolios, Inc., Commission File. No. 33-64872).

                    (3) Amendment No. 2 to the Distribution Agreement between American Century Strategic Asset Allocations, Inc. and Funds Distributor, Inc. dated November 13, 1998 (filed electronically as an exhibit to Post-Effective Amendment No. 12 to the Registration Statement of American Century World Mutual Funds, Inc. on November 13, 1998, File No. 33-39242).

                    (4) Amendment No. 3 to the Distribution Agreement between American Century Strategic Asset Allocations, Inc. and Funds Distributor, Inc. dated January 29, 1999 (filed electronically as Exhibit e4 to Post-Effective Amendment No. 28 on Form N-1A of American Century California Tax-Free and Municipal Funds, on December 28, 1998, File No. 2-82734).

               (f)  Not applicable.

               (g)  (1)  Global Custody  Agreement  between The Chase  Manhattan
                         Bank and The Twentieth Century and Benham Funds, dated August 9, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 31 on Form N1-A of American Century Government Income Trust, Commission File No. 2-99222).

                    (2) Master Agreement between Commerce Bank, N.A. and Twentieth Century Services, Inc. dated January 22, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 on Form N-1A of American Century Mutual Funds, Inc., Commission File No. 2-14213).

               (h) Transfer Agency Agreement, dated as of February 1, 1996, by and between Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century Services, Inc. (filed electronically as an exhibit to Pre-Effective Amendment No. 4 on Form N-1A on February 5, 1996, Commission File No. 33-79482).

               (i)  Opinion and Consent of Counsel (filed herein as EX-99.i).

               (j)  (1)  Consent  of  Deloitte  &  Touche  LLP  to be  filed  by amendment.

                    (2)  Consent of Ernst & Young LLP to be filed by amendment.

                    (3)  Power of Attorney filed herein as EX-99.j3.

               (k)  Not applicable.

               (l)  Not applicable.

               (m)  (1)  Master  Distribution  and Shareholder  Services Plan of
                         Twentieth Century Capital Portfolios, Inc. Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Advisor Class) dated September 3, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., Commission File No. 33-64872).

                    (2) Amendment No. 1 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated June 13, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 77 on Form N-1A of American Century Mutual Funds, Inc., Commission File No. 2-14213).

                    (3) Amendment No. 2 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated September 30, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 78 on Form N-1A of American Century Mutual Funds, Inc., Commission File No. 2-14213).

                    (4) Amendment No. 3 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated June 30, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 on Form N-1A of
                         American Century Capital Portfolios, Inc., File No. 33-64872, on June 26, 1998).

                    (5) Amendment No. 4 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated November 13, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 on Form N-1A of American Century World Mutual Funds, Inc., File No. 33-39242, on November 13, 1998).

                    (6) Amendment No. 5 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) to be filed by amendment.

                    (7) Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc., and Twentieth Century World Investors, Inc. (Service Class) dated September 3, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., Commission File No. 33-64872).

               (n)  Not applicable.

               (o)  (1)  Multiple  Class  Plan  of  Twentieth   Century  Capital
                         Portfolios,  Inc.,  Twentieth Century Investors,  Inc.,
                         Twentieth Century Strategic Asset Allocations, Inc. and
                         Twentieth Century World Investors, Inc. dated September
                         3,  1996,  (filed   electronically  as  an  exhibit  to
                         Post-Effective Amendment No. 9 on Form N-1A of American
                         Century Capital Portfolios,  Inc.,  Commission File No.
                         33-64872).

                    (2)  Amendment  No. 1 to  Multiple  Class  Plan of  American
                         Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 13, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 77 on Form N-1A of American Century Mutual Funds, Inc., Commission File No. 2-14213).

                    (3)  Amendment  No. 2 to  Multiple  Class  Plan of  American
                         Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated September 30, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 78 on Form N-1A of American Century Mutual Funds, Inc., Commission File No. 2-14213).

                    (4)  Amendment  No. 3 to  Multiple  Class  Plan of  American
                         Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 30, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on June 26, 1998).

                    (5)  Amendment  No. 4 to  Multiple  Class  Plan of  American
                         Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated November 13, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 on Form N-1A of American Century World Mutual Funds, Inc., File No. 33-39242, on November 13,
                         1998).

                    (6)  Amendment  No. 5 to  Multiple  Class  Plan of  American
                         Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated January 29, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 14 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on December 29, 1998).

ITEM 24.  Persons Controlled by or Under Common Control with Registrant:

          NONE

ITEM 25.  Indemnification.

          The Registrant is a Maryland corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

          Article Ninth of the Registrant's Articles of Incorporation, Exhibit 1, requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

          The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities that such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 26.  Business and Other Connections of Investment Advisor.

          American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 27.  Principal Underwriter.

          (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Founders Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Institutional Funds
J.P. Morgan Funds
JPM Series Trust
JPM Series Trust II
LaSalle Partners Funds, Inc.
Kobrick-Cendant Investment Trust
Merrimac Series
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds I
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
National Investors Cash Management Fund, Inc.
Orbitex Group of Funds
SG Cowen Funds, Inc.
SG Cowen Income + Growth Fund, Inc.
SG Cowen Standby Reserve Fund, Inc.
SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
SG Cowen Series Funds, Inc.
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

          Funds Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

          (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

      Director, President and Chief Executive Officer    - Marie E. Connolly
      Executive Vice President                           - George A. Rio
      Executive Vice President                           - Donald R. Roberson
      Executive Vice President                           - William S. Nichols
      Senior Vice President, General Counsel, Chief      - Margaret W. Chambers
          Compliance Officer, Secretary and Clerk
      Senior Vice President                              - Michael S. Petrucelli
      Director, Senior Vice President, Treasurer and     - Joseph F. Tower, III
          Chief Financial Officer
      Senior Vice President                              - Paula R. David
      Senior Vice President                              - Gary S. MacDonald
      Senior Vice President                              - Judith K. Benson
      Senior Vice President                              - Bernard A. Whalen
      Chairman and Director                              - William J. Nutt

          (c) Not applicable.

ITEM 28.  Location of Accounts and Records.

          All accounts,  books and other documents  required to be maintained by
          Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at 4500 Main Street, Kansas City, Missouri 64111.

ITEM 29.  Management Services:

          Not applicable.

ITEM 30.  Undertakings.

          Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 5th day of January, 1999.

                                    American Century Strategic Asset
                                      Allocations, Inc.
                                    (Registrant)

                                    By:  /*/George A. Rio
                                         George A. Rio, President,
                                         Principal Executive and
                                         Principal Financial Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 4 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                 Title                           Date
*George A. Rio                     President, Principal Executive    January 5, 1999
-------------------------          and Principal Financial Officer
George A. Rio.

*Maryanne Roepke                   Vice President and Treasurer      January 5, 1999
-------------------------
Maryanne Roepke

*James E. Stowers, Jr.             Director                          January 5, 1999
-------------------------
James E. Stowers, Jr.

*James E. Stowers III              Director                          January 5, 1999
-------------------------
James E. Stowers, III

*Thomas A. Brown                   Director                          January 5, 1999
-------------------------
Thomas A. Brown

*Robert W. Doering, M.D.           Director                          January 5, 1999
-------------------------
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.             Director                          January 5, 1999
-------------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock                  Director                          January 5, 1999
-------------------------
D. D. (Del) Hock

*Donald H. Pratt                   Director                          January 5, 1999
-------------------------
Donald H. Pratt

*Lloyd T. Silver, Jr.              Director                          January 5, 1999
-------------------------
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord            Director                          January 5, 1999
-------------------------
M. Jeannine Strandjord


*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact